Statement of Investments
January 31, 2024 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—96.1%
CHINA—96.1%
Consumer Discretionary—13.5%
BYD Co. Ltd., A Shares (Stock Connect)(a)	11,300	$ 269,088
BYD Co. Ltd., H Shares	4,000	89,561
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	37,895	421,324
China Tourism Group Duty Free Corp. Ltd., H Shares(b)	4,300	37,710
Fuyao Glass Industry Group Co. Ltd., A Shares (Stock Connect)(a)	147,038	779,355
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	90,142	730,543
Zhejiang Shuanghuan Driveline Co. Ltd., A Shares (Stock Connect)(a)	64,200	181,225
		2,508,806
Consumer Staples—18.5%
By-health Co. Ltd., A Shares (Stock Connect)(a)	39,688	83,063
Chacha Food Co. Ltd., A Shares (Stock Connect)(a)	45,900	194,783
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Stock Connect)(a)	52,571	248,718
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)(a)	79,000	297,951
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	7,963	1,779,878
Proya Cosmetics Co. Ltd., A Shares (Stock Connect)(a)	45,293	519,254
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(a)	3,337	58,822
Yifeng Pharmacy Chain Co. Ltd.	47,500	250,713
		3,433,182
Energy—0.0%
G3 Exploration Ltd.(c)(d)(e)(f)	53,000	–
Financials—15.3%
Bank of Ningbo Co. Ltd., A Shares (Stock Connect)(a)	187,116	560,902
China International Capital Corp. Ltd., A Shares (Stock Connect)(a)	65,100	292,831
China International Capital Corp. Ltd., H Shares(b)	86,800	103,174
China Merchants Bank Co. Ltd., A Shares (Stock Connect)(a)	206,932	885,492
Jiangsu Changshu Rural Commercial Bank Co. Ltd.	271,200	259,347
Ping An Bank Co. Ltd., A Shares (Stock Connect)(a)	107,000	140,920
Ping An Insurance Group Co. of China Ltd., A Shares (Stock Connect)(a)	107,837	609,257
		2,851,923
Health Care—10.5%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	382,827	683,258
Hangzhou Tigermed Consulting Co. Ltd., A Shares (Stock Connect)(a)	53,467	301,909
Hangzhou Tigermed Consulting Co. Ltd., H Shares(b)	5,800	18,141
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(a)	43,255	225,891
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	19,610	733,130
		1,962,329
Shares		Value

Industrials—22.8%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	310,688	$ 507,949
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	49,102	1,036,251
Guangzhou Baiyun International Airport Co. Ltd., A Shares (Stock Connect)(a)(e)	174,500	228,655
Hefei Meiya Optoelectronic Technology, Inc., A Shares (Stock Connect)(a)	65,230	140,511
Jiangsu Hengli Hydraulic Co. Ltd.	32,800	222,791
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	179,462	524,189
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(e)	24,610	113,467
Shanghai M&G Stationery, Inc., A Shares (Stock Connect)(a)	82,580	351,961
Shenzhen Inovance Technology Co. Ltd., A Shares (Stock Connect)(a)	52,189	406,464
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	40,078	437,074
Zhejiang Weixing New Building Materials Co. Ltd., A Shares (Stock Connect)(a)	146,000	276,188
		4,245,500
Information Technology—12.8%
Glodon Co. Ltd., A Shares (Stock Connect)(a)	161,204	274,026
Hundsun Technologies, Inc., A Shares (Stock Connect)(a)	114,895	335,821
LONGi Green Energy Technology Co. Ltd., A Shares (Stock Connect)(a)	12,888	34,696
Luxshare Precision Industry Co. Ltd., A Shares (Stock Connect)(a)	92,070	326,040
Maxscend Microelectronics Co. Ltd., A Shares (Stock Connect)(a)	33,580	430,325
SG Micro Corp., A Shares (Stock Connect)(a)	39,313	339,853
StarPower Semiconductor Ltd.	11,200	198,168
Venustech Group, Inc., A Shares (Stock Connect)(a)	96,200	247,574
Yonyou Network Technology Co. Ltd., A Shares (Stock Connect)(a)	125,399	195,004
		2,381,507
Materials—2.7%
Wanhua Chemical Group Co. Ltd., A Shares (Stock Connect)(a)	51,217	498,403
Total China		17,881,650
Total Common Stocks		17,881,650
EXCHANGE-TRADED FUNDS—2.2%
KraneShares Bosera MSCI China A 50 Connect Index ETF	20,915	400,941
Total Exchange-Traded Funds		400,941
SHORT-TERM INVESTMENT—2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(g)	458,316	458,316
Total Short-Term Investment		458,316
Total Investments (Cost $29,438,530)—100.8%		18,740,907
Liabilities in Excess of Other Assets—(0.8%)		(141,548)
Net Assets—100.0%		$18,599,359

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn China A Share Equity Fund

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	Non-income producing security.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2024.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ETF	Exchange-Traded Fund

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—97.4%
AUSTRALIA—0.8%
Materials—0.8%
Rio Tinto PLC, ADR	12,000	$ 831,240
BRAZIL—1.6%
Industrials—0.9%
CCR SA	343,900	910,699
Materials—0.7%
Vale SA, ADR	47,500	650,275
Total Brazil		1,560,974
CANADA—1.5%
Energy—1.5%
Enbridge, Inc.	41,800	1,483,900
CHINA—1.1%
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	169,500	712,500
Real Estate—0.4%
China Vanke Co. Ltd., H Shares	498,900	392,533
Total China		1,105,033
DENMARK—1.3%
Financials—1.3%
Tryg AS	61,700	1,318,783
EGYPT—0.6%
Energy—0.6%
Energean PLC	47,900	575,544
FINLAND—0.6%
Information Technology—0.6%
Nokia OYJ	167,600	605,911
FRANCE—6.7%
Consumer Discretionary—1.0%
LVMH Moet Hennessy Louis Vuitton SE	1,210	1,006,791
Consumer Staples—2.3%
Danone SA	19,900	1,325,810
Pernod Ricard SA	5,700	934,718
		2,260,528
Energy—1.3%
TotalEnergies SE, ADR	19,400	1,264,492
Industrials—0.7%
Teleperformance SE	4,650	726,209
Utilities—1.4%
Engie SA	84,700	1,352,868
Total France		6,610,888
GERMANY—2.8%
Consumer Discretionary—0.5%
Mercedes-Benz Group AG	7,400	499,595
Financials—1.0%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,300	979,153
Utilities—1.3%
RWE AG	34,600	1,277,626
Total Germany		2,756,374
Shares		Value

HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	26,800	$ 812,544
JAPAN—1.9%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	120,200	1,125,859
Real Estate—0.7%
GLP J-REIT	800	714,267
Total Japan		1,840,126
NETHERLANDS—4.7%
Financials—1.1%
ING Groep NV	72,900	1,035,797
Information Technology—3.6%
ASML Holding NV	1,700	1,474,900
BE Semiconductor Industries NV	13,800	2,073,840
		3,548,740
Total Netherlands		4,584,537
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	85,000	943,165
SINGAPORE—1.2%
Financials—1.2%
Oversea-Chinese Banking Corp. Ltd.	124,200	1,188,019
SOUTH KOREA—0.9%
Materials—0.9%
LG Chem Ltd.	2,600	843,140
SPAIN—1.0%
Consumer Discretionary—1.0%
Amadeus IT Group SA	14,600	1,023,173
TAIWAN—1.4%
Information Technology—1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,300	1,389,408
UNITED KINGDOM—5.8%
Communication Services—0.8%
Vodafone Group PLC, ADR	89,700	771,420
Consumer Discretionary—1.1%
Taylor Wimpey PLC	562,200	1,049,623
Financials—1.1%
London Stock Exchange Group PLC	9,400	1,063,272
Health Care—1.3%
AstraZeneca PLC, ADR	19,100	1,272,824
Industrials—1.0%
Melrose Industries PLC	140,200	1,044,979
Materials—0.5%
Mondi PLC	26,700	478,462
Total United Kingdom		5,680,580
UNITED STATES—61.7%
Communication Services—1.9%
Alphabet, Inc., Class C(a)	13,600	1,928,480
Consumer Discretionary—5.4%
Aptiv PLC(a)	9,300	756,369
Genuine Parts Co.	8,500	1,191,955
Las Vegas Sands Corp.	15,100	738,692

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Lowe's Cos., Inc.	6,000	$ 1,277,040
TJX Cos., Inc.	14,000	1,328,740
		5,292,796
Consumer Staples—6.3%
Coca-Cola Co.	23,100	1,374,219
Keurig Dr Pepper, Inc.	30,800	968,352
Mondelez International, Inc., Class A	18,500	1,392,495
Nestle SA	9,300	1,059,740
Target Corp.	9,900	1,376,892
		6,171,698
Energy—1.1%
Williams Cos., Inc. (The)	32,400	1,122,984
Financials—8.4%
Bank of America Corp.	31,100	1,057,711
Blackstone, Inc.	9,500	1,182,275
CME Group, Inc.	4,900	1,008,616
Fidelity National Information Services, Inc.	15,200	946,352
Goldman Sachs Group, Inc.	3,300	1,267,233
Huntington Bancshares, Inc.	76,400	972,572
JPMorgan Chase & Co.	7,500	1,307,700
MetLife, Inc.	7,900	547,628
		8,290,087
Health Care—11.0%
AbbVie, Inc.	8,400	1,380,960
Baxter International, Inc.	17,400	673,206
Bristol-Myers Squibb Co.	16,900	825,903
CVS Health Corp.	14,000	1,041,180
Eli Lilly & Co.	2,100	1,355,781
Medtronic PLC	11,600	1,015,464
Merck & Co., Inc.	10,600	1,280,268
Roche Holding AG	3,800	1,081,922
Sanofi SA	11,200	1,121,630
UnitedHealth Group, Inc.	2,000	1,023,480
		10,799,794
Industrials—6.6%
FedEx Corp.	4,900	1,182,321
Ferrovial SE	28,300	1,079,227
Norfolk Southern Corp.	4,400	1,035,056
Schneider Electric SE	6,200	1,217,990
Stanley Black & Decker, Inc.	8,400	783,720
Waste Management, Inc.	6,300	1,169,469
		6,467,783
Information Technology—13.4%
Amdocs Ltd.	14,300	1,311,024
Analog Devices, Inc.	6,800	1,308,048
Shares		Value

Apple, Inc.	18,800	$ 3,466,720
Broadcom, Inc.	2,000	2,360,000
Cisco Systems, Inc.	25,200	1,264,536
Microsoft Corp.	8,700	3,458,946
		13,169,274
Materials—2.3%
Linde PLC	3,400	1,372,247
Newmont Corp.	25,300	873,103
		2,245,350
Real Estate—2.0%
American Tower Corp., REIT	5,100	997,815
Gaming & Leisure Properties, Inc., REIT	20,600	940,390
		1,938,205
Utilities—3.3%
CMS Energy Corp.	16,800	960,288
FirstEnergy Corp.	25,700	942,676
NextEra Energy Partners LP	16,500	492,525
NextEra Energy, Inc.	13,900	814,957
		3,210,446
Total United States		60,636,897
Total Common Stocks		95,790,236
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	28,800	1,260,169
Total Preferred Stocks		1,260,169
SHORT-TERM INVESTMENT—0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(b)	389,014	389,014
Total Short-Term Investment		389,014
Total Investments (Cost $78,597,933)—99.1%		97,439,419
Other Assets in Excess of Liabilities—0.9%		862,182
Net Assets—100.0%		$98,301,601

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At January 31, 2024, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/17/2024	Citibank N.A.	USD	8,794,305	EUR	8,000,000	$8,673,254	$121,051

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—86.8%
BRAZIL—10.4%
Consumer Staples—4.2%
Raia Drogasil SA	2,396	$ 12,235
Energy—2.4%
PRIO SA	792	7,023
Financials—3.8%
B3 SA - Brasil Bolsa Balcao	4,182	11,049
Total Brazil		30,307
CHINA—18.1%
Consumer Discretionary—2.1%
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	534	5,945
Health Care—7.0%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	3,900	6,970
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	358	13,403
		20,373
Industrials—5.6%
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	2,980	8,716
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	700	7,645
		16,361
Information Technology—0.9%
Glodon Co. Ltd., A Shares (Stock Connect)(a)	1,500	2,553
Real Estate—2.5%
China Resources Land Ltd.	2,370	7,196
Total China		52,428
HONG KONG—1.9%
Consumer Staples—1.9%
Budweiser Brewing Co. APAC Ltd.(b)	3,500	5,517
INDIA—17.6%
Consumer Staples—5.7%
ITC Ltd., GDR(b)	3,123	16,613
Industrials—6.0%
Larsen & Toubro Ltd., GDR(b)	415	17,388
Materials—5.9%
UltraTech Cement Ltd., GDR(b)(c)	140	17,141
Total India		51,142
INDONESIA—5.8%
Communication Services—2.5%
Telkom Indonesia Persero Tbk. PT	29,300	7,349
Financials—3.3%
Bank Negara Indonesia Persero Tbk. PT	26,200	9,532
Total Indonesia		16,881
MEXICO—8.5%
Financials—5.4%
Grupo Financiero Banorte SAB de CV, Class O	1,555	15,820
Materials—3.1%
Grupo Mexico SAB de CV	1,717	8,850
Total Mexico		24,670
Shares		Value

SAUDI ARABIA—5.6%
Energy—1.0%
Saudi Arabian Oil Co.(b)	364	$ 2,965
Financials—4.6%
Al Rajhi Bank	592	13,215
Total Saudi Arabia		16,180
SOUTH KOREA—9.1%
Industrials—5.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	97	8,230
Samsung Engineering Co. Ltd.(d)	514	8,573
		16,803
Materials—3.3%
LG Chem Ltd.	30	9,729
Total South Korea		26,532
TAIWAN—7.9%
Information Technology—7.9%
Accton Technology Corp.	666	11,204
MediaTek, Inc.	382	11,787
		22,991
UNITED ARAB EMIRATES—1.9%
Consumer Discretionary—1.9%
Americana Restaurants International PLC	6,363	5,388
Total Common Stocks		252,036
PREFERRED STOCKS—22.9%
BRAZIL—4.3%
Financials—4.3%
Itausa SA	6,246	12,607
SOUTH KOREA—18.6%
Information Technology—18.6%
Samsung Electronics Co. Ltd.	1,231	53,863
Total Preferred Stocks		66,470
SHORT-TERM INVESTMENT—0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(e)	2,415	2,415
Total Short-Term Investment		2,415
Total Investments (Cost $353,146)—110.5%		320,921
Liabilities in Excess of Other Assets—(10.5%)		(30,500)
Net Assets—100.0%		$290,421

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—91.6%
AUSTRALIA—1.1%
Materials—1.1%
BHP Group Ltd.	20,049	$ 618,008
AUSTRIA—0.6%
Materials—0.6%
Mondi PLC	18,192	327,022
BRAZIL—8.8%
Consumer Discretionary—1.2%
MercadoLibre, Inc.(a)	401	686,436
Consumer Staples—2.1%
Raia Drogasil SA	235,520	1,202,700
Energy—2.2%
3R Petroleum Oleo E Gas SA(a)	82,845	457,834
PRIO SA	92,600	821,072
		1,278,906
Financials—1.2%
B3 SA - Brasil Bolsa Balcao	268,077	708,285
Industrials—2.1%
Localiza Rent a Car SA	114,530	1,251,083
Total Brazil		5,127,410
CHILE—0.8%
Industrials—0.8%
Sociedad Quimica y Minera de Chile SA, ADR	10,532	443,081
FRANCE—2.0%
Energy—2.0%
TotalEnergies SE	18,396	1,193,451
INDIA—22.0%
Communication Services—1.7%
Bharti Airtel Ltd.	40,480	571,544
Info Edge India Ltd.	6,564	397,969
		969,513
Consumer Discretionary—0.7%
Maruti Suzuki India Ltd.	3,435	420,237
Consumer Staples—3.0%
Hindustan Unilever Ltd.	27,779	828,446
ITC Ltd.	172,530	917,599
		1,746,045
Financials—8.4%
Cholamandalam Investment & Finance Co. Ltd.	40,984	585,273
HDFC Bank Ltd.	71,053	1,249,613
ICICI Bank Ltd.	107,848	1,331,230
Kotak Mahindra Bank Ltd.	27,140	596,913
SBI Life Insurance Co. Ltd.(b)	68,391	1,160,407
		4,923,436
Industrials—1.3%
Larsen & Toubro Ltd.	18,763	785,574
Information Technology—1.5%
Tata Consultancy Services Ltd.	19,141	876,414
Materials—1.4%
UltraTech Cement Ltd.	6,700	817,421
Real Estate—1.5%
Godrej Properties Ltd.(a)	30,044	855,611
Shares		Value

Utilities—2.5%
Power Grid Corp. of India Ltd.	457,800	$ 1,433,177
Total India		12,827,428
INDONESIA—3.6%
Communication Services—0.9%
Telkom Indonesia Persero Tbk. PT	2,060,900	516,929
Financials—2.7%
Bank Negara Indonesia Persero Tbk. PT	1,985,300	722,283
Bank Rakyat Indonesia Persero Tbk. PT	2,316,200	834,377
		1,556,660
Total Indonesia		2,073,589
ISRAEL—1.5%
Information Technology—1.5%
Nova Ltd.(a)	5,870	850,035
ITALY—1.0%
Consumer Staples—1.0%
Coca-Cola HBC AG	19,896	584,878
KAZAKHSTAN—2.1%
Financials—2.1%
Kaspi.KZ JSC, GDR(b)	13,558	1,247,336
MEXICO—6.8%
Consumer Staples—1.3%
Fomento Economico Mexicano SAB de CV, ADR	5,748	779,084
Financials—1.6%
Grupo Financiero Banorte SAB de CV, Class O	90,743	922,693
Industrials—1.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	8,391	616,822
Materials—2.9%
Grupo Mexico SAB de CV	143,791	741,199
Southern Copper Corp.	11,302	927,894
		1,669,093
Total Mexico		3,987,692
NETHERLANDS—2.5%
Information Technology—2.5%
ASM International NV	1,124	622,959
ASML Holding NV	927	804,254
		1,427,213
PERU—0.8%
Financials—0.8%
Credicorp Ltd.	3,143	466,515
PHILIPPINES—0.4%
Financials—0.4%
Bank of the Philippine Islands	128,660	252,118
POLAND—2.5%
Consumer Staples—1.4%
Dino Polska SA(a)(b)	7,667	827,481
Industrials—1.1%
InPost SA(a)	43,213	649,051
Total Poland		1,476,532
SAUDI ARABIA—4.5%
Energy—1.8%
Saudi Arabian Oil Co.(b)	132,566	1,079,894

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SAUDI ARABIA (continued)
Financials—2.7%
Al Rajhi Bank	39,500	$ 881,755
Saudi Tadawul Group Holding Co.	12,189	671,240
		1,552,995
Total Saudi Arabia		2,632,889
SOUTH AFRICA—1.8%
Financials—0.8%
Sanlam Ltd.	117,734	449,178
Materials—1.0%
Anglo American Platinum Ltd.	14,159	599,440
Total South Africa		1,048,618
SOUTH KOREA—9.4%
Financials—0.9%
KB Financial Group, Inc., ADR	12,560	530,911
Health Care—0.7%
Samsung Biologics Co. Ltd.(a)(b)	661	416,081
Industrials—2.4%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,178	693,875
Samsung Engineering Co. Ltd.(a)	41,672	695,067
		1,388,942
Information Technology—4.0%
Samsung Electronics Co. Ltd., GDR(b)	1,472	1,610,208
Samsung Electronics Co. Ltd., Preferred Shares, GDR(b)	215	235,640
Samsung SDI Co. Ltd.	1,105	306,664
Samsung SDI Co. Ltd., GDR(b)	2,282	159,737
		2,312,249
Materials—1.4%
LG Chem Ltd.	2,613	847,357
Total South Korea		5,495,540
TAIWAN—15.9%
Consumer Discretionary—2.6%
Makalot Industrial Co. Ltd.	52,000	596,503
momo.com, Inc.	21,760	302,050
Poya International Co. Ltd.	37,441	616,892
		1,515,445
Information Technology—13.3%
Accton Technology Corp.	43,000	723,370
Chroma ATE, Inc.	142,000	907,564
Delta Electronics, Inc.	58,000	519,018
MediaTek, Inc.	18,000	555,437
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	254,000	5,084,697
		7,790,086
Total Taiwan		9,305,531
Shares		Value

TURKEY—0.9%
Consumer Staples—0.9%
Coca-Cola Icecek AS	30,394	$ 536,181
UNITED ARAB EMIRATES—0.7%
Consumer Discretionary—0.7%
Americana Restaurants International PLC	478,041	406,643
UNITED KINGDOM—0.5%
Utilities—0.5%
ReNew Energy Global PLC, Class A(a)	46,482	314,683
UNITED STATES—1.4%
Information Technology—1.4%
Globant SA(a)	3,568	841,370
Total Common Stocks		53,483,763
PREFERRED STOCKS—5.2%
BRAZIL—1.5%
Financials—1.5%
Itausa SA	442,299	892,740
SOUTH KOREA—3.7%
Information Technology—3.7%
Samsung Electronics Co. Ltd.	48,855	2,137,692
Total Preferred Stocks		3,030,432
RIGHTS—0.0%
Localiza Rent a Car SA(a)	171	310
Total Rights		310
SHORT-TERM INVESTMENT—3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(c)	2,210,044	2,210,044
Total Short-Term Investment		2,210,044
Total Investments (Cost $55,787,584)—100.6%		58,724,549
Liabilities in Excess of Other Assets—(0.6%)		(350,493)
Net Assets—100.0%		$58,374,056

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—89.0%
AUSTRIA—0.7%
Materials—0.7%
Mondi PLC	673,978	$ 12,115,058
BRAZIL—5.1%
Consumer Discretionary—1.3%
MercadoLibre, Inc.(a)	12,631	21,621,872
Consumer Staples—1.6%
Raia Drogasil SA	5,104,347	26,065,715
Energy—0.9%
PRIO SA	1,651,852	14,646,750
Financials—1.3%
B3 SA - Brasil Bolsa Balcao	8,330,531	22,010,062
Total Brazil		84,344,399
CHILE—0.4%
Industrials—0.4%
Sociedad Quimica y Minera de Chile SA, ADR	159,331	6,703,055
CHINA—20.2%
Communication Services—5.4%
Tencent Holdings Ltd.	2,588,300	89,843,259
Consumer Discretionary—7.5%
Alibaba Group Holding Ltd.	6,833,500	61,289,482
ANTA Sports Products Ltd.	1,470,400	12,410,843
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	546,482	6,084,314
China Tourism Group Duty Free Corp. Ltd., H Shares(c)	992,800	8,706,658
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	3,592,011	29,151,272
Zhongsheng Group Holdings Ltd.	3,761,000	6,348,656
		123,991,225
Consumer Staples—1.9%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	138,406	30,979,185
Health Care—2.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	710,697	26,606,601
Wuxi Biologics Cayman, Inc.(a)(c)	3,621,000	9,528,786
		36,135,387
Industrials—2.2%
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	7,144,779	20,898,065
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	1,509,542	16,485,248
		37,383,313
Real Estate—1.0%
China Resources Land Ltd.	5,600,000	17,001,906
Total China		335,334,275
FRANCE—2.0%
Energy—2.0%
TotalEnergies SE	505,726	32,809,270
HONG KONG—4.4%
Consumer Discretionary—0.8%
Li Auto, Inc., A Shares(a)	996,900	13,780,068
Shares		Value

Consumer Staples—0.7%
Budweiser Brewing Co. APAC Ltd.(c)	6,863,600	$ 10,818,004
Financials—2.9%
AIA Group Ltd.	4,463,800	35,006,976
Hong Kong Exchanges & Clearing Ltd.	453,665	13,754,578
		48,761,554
Total Hong Kong		73,359,626
INDIA—17.2%
Communication Services—1.1%
Bharti Airtel Ltd.	1,225,481	17,302,781
Consumer Discretionary—1.1%
Maruti Suzuki India Ltd.	142,612	17,447,125
Consumer Staples—1.5%
Hindustan Unilever Ltd.	853,006	25,438,969
Financials—7.4%
Cholamandalam Investment & Finance Co. Ltd.	594,253	8,486,242
HDFC Bank Ltd.	2,495,854	43,894,737
Kotak Mahindra Bank Ltd.	1,212,556	26,668,786
SBI Life Insurance Co. Ltd.(c)	2,564,863	43,518,679
		122,568,444
Information Technology—1.6%
Tata Consultancy Services Ltd.	588,376	26,940,121
Materials—1.7%
UltraTech Cement Ltd.	231,448	28,237,383
Real Estate—0.5%
Godrej Properties Ltd.(a)	306,530	8,729,544
Utilities—2.3%
Power Grid Corp. of India Ltd.	12,117,735	37,935,464
Total India		284,599,831
INDONESIA—3.9%
Communication Services—1.0%
Telkom Indonesia Persero Tbk. PT	65,527,400	16,436,032
Financials—2.9%
Bank Negara Indonesia Persero Tbk. PT	50,455,000	18,356,306
Bank Rakyat Indonesia Persero Tbk. PT	81,699,344	29,430,988
		47,787,294
Total Indonesia		64,223,326
KAZAKHSTAN—1.6%
Financials—1.6%
Kaspi.KZ JSC, GDR(c)	291,850	26,850,200
MEXICO—7.2%
Consumer Staples—2.0%
Fomento Economico Mexicano SAB de CV, ADR	245,065	33,216,110
Financials—1.9%
Grupo Financiero Banorte SAB de CV, Class O	3,037,729	30,888,241
Industrials—1.0%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	603,719	17,572,970

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Materials—2.3%
Grupo Mexico SAB de CV	1,739,504	$ 8,966,609
Southern Copper Corp.	349,485	28,692,719
		37,659,328
Total Mexico		119,336,649
NETHERLANDS—2.5%
Information Technology—2.5%
ASM International NV	40,323	22,348,362
ASML Holding NV	21,024	18,240,167
		40,588,529
PERU—0.6%
Financials—0.6%
Credicorp Ltd.	64,566	9,583,531
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(a)(d)(e)	986,507	–
Novatek PJSC(d)(e)	3,278,243	–
		–
Financials—0.0%
Sberbank of Russia PJSC(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—2.4%
Energy—0.9%
Saudi Arabian Oil Co.(c)	1,777,134	14,476,695
Financials—1.5%
Al Rajhi Bank	1,149,367	25,657,215
Total Saudi Arabia		40,133,910
SOUTH AFRICA—2.0%
Financials—1.2%
Sanlam Ltd.	5,326,677	20,322,315
Materials—0.8%
Anglo American Platinum Ltd.	310,055	13,126,585
Total South Africa		33,448,900
SOUTH KOREA—3.3%
Industrials—2.1%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	208,968	17,730,210
Samsung Engineering Co. Ltd.(a)	1,051,753	17,542,691
		35,272,901
Materials—1.2%
LG Chem Ltd.	59,114	19,169,774
Total South Korea		54,442,675
TAIWAN—13.6%
Information Technology—13.6%
Accton Technology Corp.	1,355,000	22,794,559
Shares		Value

Delta Electronics, Inc.	1,942,000	$ 17,378,170
MediaTek, Inc.	859,000	26,506,695
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,893,017	158,006,297
		224,685,721
UNITED ARAB EMIRATES—0.8%
Consumer Discretionary—0.8%
Americana Restaurants International PLC	15,755,399	13,402,235
UNITED STATES—1.1%
Information Technology—1.1%
Globant SA(a)	78,662	18,549,286
Total Common Stocks		1,474,510,476
PREFERRED STOCKS—8.6%
BRAZIL—1.7%
Financials—1.7%
Itausa SA	13,599,692	27,449,725
SOUTH KOREA—6.9%
Information Technology—6.9%
Samsung Electronics Co. Ltd.	2,619,365	114,612,555
Total Preferred Stocks		142,062,280
SHORT-TERM INVESTMENT—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(f)	26,177,919	26,177,919
Total Short-Term Investment		26,177,919
Total Investments (Cost $1,714,309,544)—99.2%		1,642,750,675
Other Assets in Excess of Liabilities—0.8%		13,589,578
Net Assets—100.0%		$1,656,340,253

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2024.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—90.6%
AUSTRIA—0.9%
Materials—0.9%
Mondi PLC	36,142	$ 649,665
BRAZIL—7.1%
Consumer Discretionary—1.6%
MercadoLibre, Inc.(a)	668	1,143,489
Consumer Staples—2.7%
Adecoagro SA	87,191	891,964
Raia Drogasil SA	203,608	1,039,739
		1,931,703
Financials—0.8%
B3 SA - Brasil Bolsa Balcao	212,439	561,284
Real Estate—1.1%
Multiplan Empreendimentos Imobiliarios SA	136,267	766,268
Utilities—0.9%
Equatorial Energia SA	84,323	603,012
Total Brazil		5,005,756
CHILE—1.8%
Financials—1.0%
Banco Santander Chile, ADR	39,838	728,239
Industrials—0.8%
Sociedad Quimica y Minera de Chile SA, ADR	13,057	549,308
Total Chile		1,277,547
CHINA—20.3%
Communication Services—4.8%
Tencent Holdings Ltd.	98,200	3,408,650
Consumer Discretionary—7.3%
Alibaba Group Holding Ltd.	292,700	2,625,218
China Tourism Group Duty Free Corp. Ltd., H Shares(b)	37,700	330,621
Midea Group Co. Ltd., A Shares (Stock Connect)(c)	132,029	1,071,493
Tongcheng Travel Holdings Ltd.(a)(b)	415,600	847,763
Zhongsheng Group Holdings Ltd.	156,500	264,176
		5,139,271
Health Care—2.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	29,331	1,098,074
Wuxi Biologics Cayman, Inc.(a)(b)	153,500	403,941
		1,502,015
Industrials—3.6%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(c)	253,180	414,502
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	31,960	675,420
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	206,819	604,933
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(c)	77,800	849,630
		2,544,485
Information Technology—1.2%
Glodon Co. Ltd., A Shares (Stock Connect)(c)	159,656	271,771
Hundsun Technologies, Inc., A Shares (Stock Connect)(c)	186,926	547,115
		818,886
Shares		Value

Real Estate—1.3%
KE Holdings, Inc., A Shares(c)	187,800	$ 879,134
Total China		14,292,441
HONG KONG—3.9%
Consumer Discretionary—0.8%
Li Auto, Inc., A Shares(a)	40,000	552,917
Financials—3.1%
AIA Group Ltd.	185,100	1,451,631
Hong Kong Exchanges & Clearing Ltd.	24,900	754,938
		2,206,569
Total Hong Kong		2,759,486
INDIA—16.6%
Communication Services—1.1%
Bharti Airtel Ltd.	53,710	758,341
Consumer Staples—1.8%
Hindustan Unilever Ltd.	43,284	1,290,847
Financials—7.3%
Cholamandalam Investment & Finance Co. Ltd.	25,374	362,354
HDFC Bank Ltd.	102,148	1,796,483
Kotak Mahindra Bank Ltd.	50,460	1,109,810
SBI Life Insurance Co. Ltd.(b)	107,790	1,828,900
		5,097,547
Information Technology—1.7%
Tata Consultancy Services Ltd.	26,301	1,204,251
Real Estate—0.7%
Godrej Properties Ltd.(a)	18,202	518,367
Utilities—4.0%
Power Grid Corp. of India Ltd.	894,000	2,798,733
Total India		11,668,086
INDONESIA—4.2%
Communication Services—1.1%
Telkom Indonesia Persero Tbk. PT	3,193,100	800,915
Financials—3.1%
Bank Negara Indonesia Persero Tbk. PT	2,346,900	853,839
Bank Rakyat Indonesia Persero Tbk. PT	3,578,500	1,289,102
		2,142,941
Total Indonesia		2,943,856
KAZAKHSTAN—1.8%
Financials—1.8%
Kaspi.KZ JSC, GDR(b)	13,794	1,269,048
MEXICO—5.0%
Consumer Staples—2.3%
Fomento Economico Mexicano SAB de CV, ADR	11,995	1,625,803
Financials—2.7%
Grupo Financiero Banorte SAB de CV, Class O	187,104	1,902,511
Total Mexico		3,528,314
NETHERLANDS—3.6%
Information Technology—3.6%
ASM International NV	2,295	1,271,966
ASML Holding NV	1,414	1,226,769
		2,498,735

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
PHILIPPINES—1.2%
Real Estate—1.2%
Ayala Land, Inc.	1,338,200	$ 808,682
POLAND—2.6%
Consumer Staples—1.0%
Dino Polska SA(a)(b)	6,214	670,662
Industrials—1.6%
InPost SA(a)	75,607	1,135,604
Total Poland		1,806,266
SAUDI ARABIA—2.4%
Financials—2.4%
Al Rajhi Bank	76,346	1,704,265
SOUTH AFRICA—1.2%
Financials—1.2%
Sanlam Ltd.	226,216	863,058
SOUTH KOREA—1.4%
Materials—1.4%
LG Chem Ltd.	2,919	946,587
TAIWAN—15.0%
Information Technology—15.0%
Accton Technology Corp.	56,000	942,063
Chroma ATE, Inc.	143,000	913,955
MediaTek, Inc.	43,000	1,326,878
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	369,000	7,386,823
		10,569,719
UNITED KINGDOM—0.9%
Utilities—0.9%
ReNew Energy Global PLC, Class A(a)	88,889	601,779
UNITED STATES—0.7%
Information Technology—0.7%
Globant SA(a)	2,087	492,136
Total Common Stocks		63,685,426
Shares		Value
PREFERRED STOCKS—8.4%
BRAZIL—1.1%
Financials—1.1%
Itausa SA	395,782	$ 798,849
SOUTH KOREA—7.3%
Information Technology—7.3%
Samsung Electronics Co. Ltd.	116,866	5,113,572
Total Preferred Stocks		5,912,421
SHORT-TERM INVESTMENT—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(d)	630,113	630,113
Total Short-Term Investment		630,113
Total Investments (Cost $81,741,900)—99.9%		70,227,960
Other Assets in Excess of Liabilities—0.1%		61,072
Net Assets—100.0%		$70,289,032

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
COMMON STOCKS—97.6%
BRAZIL—2.6%
Consumer Discretionary—1.6%
MercadoLibre, Inc.(a)	392	$ 671,030
Financials—1.0%
Banco Bradesco SA	159,996	441,778
Total Brazil		1,112,808
CHINA—1.0%
Financials—1.0%
Ping An Insurance Group Co. of China Ltd., H Shares	107,500	451,881
DENMARK—7.8%
Health Care—5.6%
Novo Nordisk AS, Class B	21,132	2,415,480
Industrials—2.2%
Vestas Wind Systems AS(a)	34,234	965,228
Total Denmark		3,380,708
INDIA—4.4%
Financials—4.4%
HDFC Bank Ltd.	109,766	1,930,461
INDONESIA—3.1%
Financials—2.2%
Bank Rakyat Indonesia Persero Tbk. PT	2,623,195	944,967
Health Care—0.9%
Medikaloka Hermina Tbk. PT	4,906,500	405,766
Total Indonesia		1,350,733
ISRAEL—0.8%
Industrials—0.8%
Kornit Digital Ltd.(a)	19,417	332,225
JAPAN—1.0%
Consumer Discretionary—1.0%
LITALICO, Inc.	30,700	447,311
MEXICO—2.4%
Financials—2.4%
Gentera SAB de CV	766,067	1,040,176
NETHERLANDS—4.2%
Information Technology—4.2%
ASML Holding NV	2,117	1,836,684
REPUBLIC OF IRELAND—2.2%
Industrials—2.2%
Kingspan Group PLC	11,765	955,513
SOUTH AFRICA—1.5%
Consumer Staples—1.5%
Clicks Group Ltd.	41,912	673,681
SOUTH KOREA—1.8%
Information Technology—1.8%
Samsung SDI Co. Ltd.	2,763	766,798
SWITZERLAND—2.7%
Materials—2.7%
DSM-Firmenich AG	11,118	1,175,512
TAIWAN—2.5%
Industrials—1.0%
Voltronic Power Technology Corp.	9,610	410,951
Shares		Value

Information Technology—1.5%
Sinbon Electronics Co. Ltd.	81,000	$ 666,877
Total Taiwan		1,077,828
UNITED KINGDOM—9.3%
Health Care—2.6%
AstraZeneca PLC	8,491	1,125,710
Industrials—4.3%
RELX PLC	45,468	1,876,649
Utilities—2.4%
ReNew Energy Global PLC, Class A(a)	77,433	524,221
SSE PLC	25,381	540,563
		1,064,784
Total United Kingdom		4,067,143
UNITED STATES—50.3%
Consumer Discretionary—2.3%
Coursera, Inc.(a)	51,581	987,260
Financials—1.3%
Remitly Global, Inc.(a)	31,956	547,726
Health Care—13.7%
GSK PLC	52,216	1,032,714
Insulet Corp.(a)	5,852	1,116,971
Merck & Co., Inc.	14,718	1,777,640
UnitedHealth Group, Inc.	3,976	2,034,679
		5,962,004
Industrials—18.5%
Advanced Drainage Systems, Inc.	6,700	873,814
Hubbell, Inc.	3,355	1,125,837
MSA Safety, Inc.	4,052	668,702
Schneider Electric SE	5,641	1,108,174
Tetra Tech, Inc.	13,010	2,057,922
Veralto Corp.	11,700	897,273
Westinghouse Air Brake Technologies Corp.	10,018	1,318,068
		8,049,790
Information Technology—2.8%
Analog Devices, Inc.	6,465	1,243,607
Real Estate—6.5%
Equinix, Inc., REIT	1,692	1,403,971
Prologis, Inc., REIT	11,233	1,423,109
		2,827,080
Utilities—5.2%
American Water Works Co., Inc.	6,273	777,977
NextEra Energy, Inc.	25,417	1,490,199
		2,268,176
Total United States		21,885,643
Total Common Stocks		42,485,105
SHORT-TERM INVESTMENT—3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(b)	1,549,272	1,549,272
Total Short-Term Investment		1,549,272
Total Investments (Cost $40,389,401)—101.1%		44,034,377
Liabilities in Excess of Other Assets—(1.1%)		(495,983)
Net Assets—100.0%		$43,538,394

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Global Equity Impact Fund

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—100.1%
ARGENTINA—1.8%
Industrials—0.6%
Corp. America Airports SA(a)	16,400	$ 258,300
Materials—1.2%
Loma Negra Cia Industrial Argentina SA, ADR	72,600	514,734
Total Argentina		773,034
AUSTRALIA—1.2%
Industrials—1.2%
Aurizon Holdings Ltd.	211,200	520,615
BRAZIL—4.7%
Industrials—3.6%
CCR SA	419,500	1,110,899
Rumo SA	95,900	446,362
		1,557,261
Utilities—1.1%
Serena Energia SA(a)	239,907	467,282
Total Brazil		2,024,543
CANADA—6.9%
Energy—3.2%
Enbridge, Inc.	38,900	1,381,298
Industrials—2.5%
Canadian Pacific Kansas City Ltd.	13,600	1,094,392
Utilities—1.2%
Algonquin Power & Utilities Corp.	87,300	517,521
Total Canada		2,993,211
FRANCE—13.2%
Industrials—7.8%
Eiffage SA	10,500	1,098,617
Getlink SE	54,200	933,925
Vinci SA	10,600	1,339,016
		3,371,558
Utilities—5.4%
Engie SA	74,700	1,193,144
Veolia Environnement SA	35,300	1,150,209
		2,343,353
Total France		5,714,911
GERMANY—2.4%
Utilities—2.4%
RWE AG	28,800	1,063,458
HONG KONG—1.1%
Utilities—1.1%
CLP Holdings Ltd.	62,500	497,090
INDONESIA—0.8%
Communication Services—0.8%
Sarana Menara Nusantara Tbk PT	5,845,200	328,790
ITALY—4.3%
Communication Services—1.7%
Infrastrutture Wireless Italiane SpA(b)	62,600	756,961
Utilities—2.6%
Enel SpA	162,300	1,107,434
Total Italy		1,864,395
Shares		Value

MALAYSIA—2.0%
Industrials—2.0%
Malaysia Airports Holdings Bhd	529,800	$ 861,503
MEXICO—3.3%
Industrials—3.3%
Grupo Aeroportuario del Centro Norte SAB de CV	65,400	597,744
Promotora y Operadora de Infraestructura SAB de CV	85,200	838,560
		1,436,304
NIGERIA—0.3%
Communication Services—0.3%
IHS Holding Ltd.(a)	32,000	127,360
PHILIPPINES—2.6%
Industrials—2.6%
International Container Terminal Services, Inc.	256,400	1,108,675
SPAIN—7.9%
Communication Services—2.8%
Cellnex Telecom SA(a)(b)	31,900	1,227,428
Industrials—3.2%
Aena SME SA(b)	7,800	1,379,876
Utilities—1.9%
EDP Renovaveis SA	49,800	806,423
Total Spain		3,413,727
TANZANIA—1.7%
Communication Services—1.7%
Helios Towers PLC(a)	724,844	726,609
UNITED KINGDOM—5.2%
Communication Services—0.9%
Vodafone Group PLC	446,700	379,758
Industrials—1.1%
Mobico Group PLC	426,800	461,847
Utilities—3.2%
National Grid PLC, ADR	8,100	546,993
SSE PLC	40,600	864,696
		1,411,689
Total United Kingdom		2,253,294
UNITED STATES—40.7%
Energy—6.9%
Cheniere Energy, Inc.	4,300	705,157
Kinder Morgan, Inc.	63,300	1,071,036
Williams Cos., Inc. (The)	35,000	1,213,100
		2,989,293
Industrials—11.1%
CoreCivic, Inc., REIT(a)	53,500	760,770
Dycom Industries, Inc.(a)	2,900	323,930
Ferrovial SE	38,700	1,475,833
Norfolk Southern Corp.	3,800	893,912
Union Pacific Corp.	2,800	683,004
Waste Management, Inc.	3,527	654,717
		4,792,166
Real Estate—5.3%
American Tower Corp., REIT	6,100	1,193,465
Crown Castle, Inc., REIT	10,200	1,104,150
		2,297,615

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Utilities—17.4%
Altus Power, Inc.(a)	47,000	$ 253,330
American Electric Power Co., Inc.	9,400	734,516
CenterPoint Energy, Inc.	26,600	743,204
Clearway Energy, Inc., Class C	23,600	572,064
CMS Energy Corp.	15,400	880,264
FirstEnergy Corp.	15,700	575,876
NextEra Energy Partners LP	26,400	788,040
NextEra Energy, Inc.	21,300	1,248,819
PPL Corp.	30,000	786,000
Vistra Corp.	23,500	964,205
		7,546,318
Total United States		17,625,392
Total Common Stocks		43,332,911
Total Investments (Cost $37,605,526)—100.1%		43,332,911
Liabilities in Excess of Other Assets—(0.1%)		(56,161)
Net Assets—100.0%		$43,276,750

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—95.3%
AUSTRALIA—4.8%
Financials—3.1%
Steadfast Group Ltd.	1,076,313	$ 4,164,656
Industrials—1.7%
IPH Ltd.	284,404	1,265,608
Johns Lyng Group Ltd.	224,626	991,434
		2,257,042
Total Australia		6,421,698
BELGIUM—1.3%
Industrials—1.3%
Azelis Group NV	82,088	1,690,260
FRANCE—7.7%
Consumer Staples—3.6%
Interparfums SA	92,062	4,871,025
Energy—4.1%
Gaztransport Et Technigaz SA	38,962	5,462,377
Total France		10,333,402
GERMANY—4.0%
Communication Services—4.0%
CTS Eventim AG & Co. KGaA	80,493	5,447,537
IRELAND—1.6%
Information Technology—1.6%
Keywords Studios PLC	105,828	2,213,059
ISRAEL—7.5%
Information Technology—7.5%
CyberArk Software Ltd.(a)	19,575	4,570,371
Nova Ltd.(a)	38,632	5,594,300
		10,164,671
ITALY—6.5%
Consumer Discretionary—1.2%
Brunello Cucinelli SpA	15,701	1,556,548
Financials—3.7%
Azimut Holding SpA	104,655	2,917,646
FinecoBank Banca Fineco SpA	143,538	2,069,583
		4,987,229
Industrials—1.6%
Interpump Group SpA	45,067	2,227,726
Total Italy		8,771,503
JAPAN—13.8%
Consumer Discretionary—3.5%
Asics Corp.	153,000	4,649,076
Health Care—2.6%
JMDC, Inc.	45,000	1,190,810
Mani, Inc.	170,800	2,372,792
		3,563,602
Industrials—7.7%
Daiseki Co. Ltd.	49,900	1,426,784
Sanwa Holdings Corp.	253,000	3,866,897
SHO-BOND Holdings Co. Ltd.	50,600	2,253,751
TechnoPro Holdings, Inc.	124,700	2,874,935
		10,422,367
Total Japan		18,635,045
Shares		Value

MEXICO—2.0%
Financials—2.0%
Regional SAB de CV	299,263	$ 2,769,637
NETHERLANDS—3.0%
Information Technology—3.0%
BE Semiconductor Industries NV	26,522	3,985,681
NORWAY—1.2%
Materials—1.2%
Borregaard ASA	96,921	1,653,248
POLAND—3.5%
Consumer Staples—3.5%
Dino Polska SA(a)(b)	43,561	4,701,434
SOUTH AFRICA—1.2%
Consumer Staples—1.2%
Clicks Group Ltd.	102,033	1,640,049
SPAIN—1.6%
Consumer Discretionary—1.6%
CIE Automotive SA	83,906	2,213,676
SWEDEN—2.7%
Industrials—2.7%
AddTech AB, Class B	176,303	3,637,079
TAIWAN—10.1%
Consumer Discretionary—2.4%
Makalot Industrial Co. Ltd.	286,000	3,280,766
Health Care—1.0%
Universal Vision Biotechnology Co. Ltd.	146,500	1,284,891
Industrials—1.3%
Voltronic Power Technology Corp.	40,500	1,731,894
Information Technology—5.4%
Chroma ATE, Inc.	743,000	4,748,730
Sinbon Electronics Co. Ltd.	309,000	2,544,015
		7,292,745
Total Taiwan		13,590,296
THAILAND—2.9%
Information Technology—2.9%
Fabrinet(a)	18,339	3,915,560
UNITED KINGDOM—16.1%
Communication Services—4.2%
Gamma Communications PLC	226,316	3,424,515
YouGov PLC	157,389	2,323,699
		5,748,214
Consumer Discretionary—2.8%
Games Workshop Group PLC	30,540	3,833,567
Financials—3.1%
Intermediate Capital Group PLC	183,887	4,145,750
Health Care—2.4%
CVS Group PLC	87,259	1,866,647
Genus PLC	45,676	1,326,682
		3,193,329
Industrials—3.6%
Diploma PLC	118,034	4,865,566
Total United Kingdom		21,786,426

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS (continued)
VIETNAM—3.8%
Information Technology—3.8%
FPT Corp.	1,298,051	$ 5,073,699
Total Common Stocks		128,643,960
PREFERRED STOCKS—2.6%
GERMANY—2.6%
Industrials—2.6%
Jungheinrich AG	103,572	3,486,169
Total Preferred Stocks		3,486,169
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(c)	1,739,593	1,739,593
Total Short-Term Investment		1,739,593
Total Investments (Cost $126,659,089)—99.2%		133,869,722
Other Assets in Excess of Liabilities—0.8%		1,125,353
Net Assets—100.0%		$134,995,075

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—101.0%
AUSTRALIA—6.4%
Financials—2.0%
Steadfast Group Ltd.	404,731	$ 1,566,055
Health Care—1.5%
Cochlear Ltd.	5,844	1,159,736
Real Estate—2.9%
Goodman Group, REIT	135,459	2,248,507
Total Australia		4,974,298
BELGIUM—2.4%
Industrials—2.4%
Azelis Group NV	91,829	1,890,835
BRAZIL—2.3%
Consumer Staples—2.3%
Raia Drogasil SA	349,836	1,786,463
CHINA—0.5%
Health Care—0.5%
Wuxi Biologics Cayman, Inc.(a)(b)	135,500	356,573
DENMARK—9.2%
Health Care—7.1%
Genmab AS(b)	5,178	1,431,831
Novo Nordisk AS, Class B	36,024	4,117,701
		5,549,532
Utilities—2.1%
Orsted AS(a)	28,598	1,611,919
Total Denmark		7,161,451
FRANCE—11.2%
Consumer Discretionary—2.3%
LVMH Moet Hennessy Louis Vuitton SE	2,141	1,781,437
Consumer Staples—4.3%
L'Oreal SA	7,066	3,381,463
Financials—1.7%
Edenred SE	22,694	1,355,478
Information Technology—2.9%
Dassault Systemes SE	42,726	2,214,842
Total France		8,733,220
GERMANY—1.7%
Financials—1.7%
Deutsche Boerse AG	6,823	1,358,730
HONG KONG—3.2%
Financials—3.2%
AIA Group Ltd.	320,800	2,515,847
INDIA—3.1%
Financials—3.1%
HDFC Bank Ltd.	136,805	2,405,998
INDONESIA—2.6%
Financials—2.6%
Bank Rakyat Indonesia Persero Tbk. PT	5,574,300	2,008,060
JAPAN—11.2%
Consumer Discretionary—2.7%
Sony Group Corp.	21,200	2,079,048
Health Care—3.4%
Chugai Pharmaceutical Co. Ltd.	74,800	2,690,573
Shares		Value

Industrials—1.8%
SHO-BOND Holdings Co. Ltd.	30,800	$ 1,371,848
Information Technology—3.3%
Keyence Corp.	5,700	2,550,168
Total Japan		8,691,637
LATVIA—0.0%
Financials—0.0%
Parex Bank(b)(c)(d)	1,424,182	2
NETHERLANDS—11.7%
Financials—2.6%
Adyen NV(a)(b)	1,584	1,986,631
Industrials—4.3%
Wolters Kluwer NV	22,959	3,384,548
Information Technology—4.8%
ASML Holding NV	4,290	3,721,952
Total Netherlands		9,093,131
NEW ZEALAND—1.9%
Information Technology—1.9%
Xero Ltd.(b)	20,852	1,492,557
POLAND—2.2%
Consumer Staples—2.2%
Dino Polska SA(a)(b)	16,261	1,755,011
SINGAPORE—3.3%
Financials—3.3%
DBS Group Holdings Ltd.	109,200	2,586,433
SOUTH AFRICA—1.8%
Consumer Staples—1.8%
Clicks Group Ltd.	89,002	1,430,592
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung SDI Co. Ltd.	3,591	996,587
SWEDEN—3.2%
Industrials—3.2%
Atlas Copco AB, A Shares	156,364	2,495,478
SWITZERLAND—2.6%
Materials—2.6%
DSM-Firmenich AG	18,838	1,991,751
TAIWAN—4.8%
Information Technology—4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,340	3,766,086
UNITED KINGDOM—4.7%
Financials—2.2%
London Stock Exchange Group PLC	15,111	1,709,266
Health Care—2.5%
AstraZeneca PLC	14,585	1,933,633
Total United Kingdom		3,642,899
UNITED STATES—9.7%
Health Care—1.8%
ResMed, Inc.	7,391	1,405,768
Industrials—4.1%
Schneider Electric SE	16,164	3,175,418

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Materials—3.8%
Linde PLC	7,282	$ 2,939,031
Total United States		7,520,217
Total Common Stocks		78,653,856
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(e)	763,322	763,322
Total Short-Term Investment		763,322
Total Investments (Cost $86,864,529)—102.0%		79,417,178
Liabilities in Excess of Other Assets—(2.0%)		(1,578,650)
Net Assets—100.0%		$77,838,528

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2024.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Realty Income & Growth Fund

	Shares	Value
COMMON STOCKS—99.6%
UNITED STATES—99.6%
Data Center REITs—14.7%
Digital Realty Trust, Inc., REIT	14,975	$ 2,103,388
Equinix, Inc., REIT	4,180	3,468,439
		5,571,827
Health Care REITs—12.4%
Omega Healthcare Investors, Inc., REIT	24,258	703,482
Sabra Health Care REIT, Inc.	48,625	648,658
Ventas, Inc., REIT	22,529	1,045,120
Welltower, Inc., REIT	26,379	2,282,047
		4,679,307
Hotel & Resort REITs—3.7%
DiamondRock Hospitality Co., REIT	53,696	490,782
Host Hotels & Resorts, Inc., REIT	47,888	920,407
		1,411,189
Industrial REITs—17.0%
Americold Realty Trust, Inc.	24,474	673,035
Prologis, Inc., REIT	38,781	4,913,165
STAG Industrial, Inc.	22,233	821,287
		6,407,487
Multi-Family Residential REITs—6.7%
AvalonBay Communities, Inc., REIT	9,434	1,688,780
Essex Property Trust, Inc.	3,567	832,074
		2,520,854
Office REITs—6.4%
Alexandria Real Estate Equities, Inc., REIT	7,868	951,241
Boston Properties, Inc., REIT	12,321	819,346
Hudson Pacific Properties, Inc., REIT	27,950	228,911
Kilroy Realty Corp., REIT	12,222	437,059
		2,436,557
Other Specialized REITs—7.2%
Gaming & Leisure Properties, Inc., REIT	25,517	1,164,851
VICI Properties, Inc., REIT	51,887	1,562,837
		2,727,688
	Shares	Value

Retail REITs—16.2%
Brixmor Property Group, Inc., REIT	30,992	$ 695,461
Kimco Realty Corp.	30,818	622,524
NNN REIT, Inc.	17,439	703,489
Realty Income Corp., REIT	29,493	1,604,124
Regency Centers Corp., REIT	9,457	592,670
Simon Property Group, Inc., REIT	13,797	1,912,402
		6,130,670
Self Storage REITs—8.0%
Extra Space Storage, Inc., REIT	5,228	755,132
Public Storage, REIT	7,987	2,261,839
		3,016,971
Single-Family Residential REITs—6.1%
American Homes 4 Rent, Class A, REIT	19,315	676,991
Equity LifeStyle Properties, Inc., REIT	12,018	813,498
Invitation Homes, Inc.	25,264	831,944
		2,322,433
Telecom Tower REITs—1.2%
American Tower Corp., REIT	2,317	453,321
Total United States		37,678,304
Total Common Stocks		37,678,304
SHORT-TERM INVESTMENT—0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(a)	149,078	149,078
Total Short-Term Investment		149,078
Total Investments (Cost $31,284,199)—100.0%		37,827,382
Liabilities in Excess of Other Assets—(0.0%)		(17,028)
Net Assets—100.0%		$37,810,354

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—98.7%
CANADA—8.1%
Consumer Discretionary—1.9%
Aritzia, Inc.(a)	325,370	$ 7,916,139
Financials—3.8%
CI Financial Corp.	629,949	7,684,305
TMX Group Ltd.	323,629	8,003,766
		15,688,071
Industrials—2.4%
ATS Corp.(a)	226,199	9,675,857
Total Canada		33,280,067
INDIA—2.9%
Industrials—2.9%
WNS Holdings Ltd., ADR(a)	169,451	11,751,427
ISRAEL—2.1%
Information Technology—2.1%
CyberArk Software Ltd.(a)	37,290	8,706,469
UNITED STATES—85.6%
Communication Services—2.2%
Integral Ad Science Holding Corp.(a)	616,930	8,976,332
Consumer Discretionary—7.6%
Boot Barn Holdings, Inc.(a)	113,350	8,131,729
Dorman Products, Inc.(a)	50,227	4,088,980
LGI Homes, Inc.(a)	34,236	4,040,191
Steven Madden Ltd.	176,643	7,397,809
Stride, Inc.(a)	126,074	7,558,136
		31,216,845
Consumer Staples—2.9%
elf Beauty, Inc.(a)	37,168	5,929,411
Vita Coco Co., Inc.(a)	303,114	5,968,315
		11,897,726
Energy—6.6%
Callon Petroleum Co.(a)	157,293	5,052,251
ChampionX Corp.	268,819	7,368,329
Magnolia Oil & Gas Corp., Class A	396,506	8,175,954
SM Energy Co.	169,192	6,273,639
		26,870,173
Financials—15.2%
Banner Corp.	157,513	7,336,955
Donnelley Financial Solutions, Inc.(a)	178,899	11,113,206
First Interstate BancSystem, Inc., Class A	320,456	8,818,949
PJT Partners, Inc., Class A	59,475	5,719,711
Seacoast Banking Corp. of Florida	384,998	9,455,551
Wintrust Financial Corp.	117,471	11,392,338
WSFS Financial Corp.	181,790	8,091,473
		61,928,183
Health Care—13.9%
Alphatec Holdings, Inc.(a)	442,420	7,118,538
CONMED Corp.	72,321	6,913,888
Harmony Biosciences Holdings, Inc.(a)	188,788	5,954,373
Shares		Value

Integer Holdings Corp.(a)	123,551	$ 12,518,187
Ligand Pharmaceuticals, Inc.(a)	109,138	7,977,988
Merit Medical Systems, Inc.(a)	141,042	11,043,588
OmniAb, Inc. 12.5 Earnout(a)(b)	58,211	–
OmniAb, Inc. 15.0 Earnout(a)(b)	58,211	–
Pacira BioSciences, Inc.(a)	166,740	5,434,057
		56,960,619
Industrials—16.9%
Ameresco, Inc., Class A(a)	112,207	2,292,389
ArcBest Corp.	62,805	7,481,959
Atkore, Inc.(a)	69,728	10,635,612
AZEK Co., Inc.(a)	222,741	8,588,893
Casella Waste Systems, Inc., Class A(a)	103,115	8,799,834
Enpro, Inc.	65,923	9,847,578
H&E Equipment Services, Inc.	79,748	4,289,645
Parsons Corp.(a)	171,356	11,163,843
Werner Enterprises, Inc.	146,456	5,792,335
		68,892,088
Information Technology—11.6%
Cohu, Inc.(a)	257,409	8,201,051
Onto Innovation, Inc.(a)	74,890	12,094,735
Perficient, Inc.(a)	133,758	9,112,932
Verint Systems, Inc.(a)	217,220	6,449,262
Workiva, Inc.(a)	123,602	11,487,570
		47,345,550
Materials—4.6%
Graphic Packaging Holding Co.	390,703	9,966,833
Materion Corp.	75,035	8,776,844
		18,743,677
Real Estate—2.2%
Terreno Realty Corp., REIT	147,395	8,803,903
Utilities—1.9%
ONE Gas, Inc.	126,995	7,793,683
Total United States		349,428,779
Total Common Stocks		403,166,742
SHORT-TERM INVESTMENT—2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(c)	8,004,487	8,004,487
Total Short-Term Investment		8,004,487
Total Investments (Cost $389,237,255)—100.7%		411,171,229
Liabilities in Excess of Other Assets—(0.7%)		(2,843,481)
Net Assets—100.0%		$408,327,748

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—96.3%
CANADA—7.5%
Financials—2.1%
CI Financial Corp.	609,834	$ 7,438,936
Industrials—5.4%
ATS Corp.(a)	220,187	9,418,688
Canadian Pacific Kansas City Ltd.	127,807	10,284,629
		19,703,317
Total Canada		27,142,253
ISRAEL—3.6%
Information Technology—3.6%
Nice Ltd., ADR(a)	62,004	12,903,032
UNITED STATES—85.2%
Consumer Discretionary—6.1%
Lululemon Athletica, Inc.(a)	21,864	9,922,321
TJX Cos., Inc.	127,677	12,117,824
		22,040,145
Consumer Staples—3.2%
Procter & Gamble Co.	74,501	11,707,087
Energy—1.6%
New Fortress Energy, Inc.	172,060	5,717,554
Financials—14.3%
American Express Co.	58,362	11,715,588
LPL Financial Holdings, Inc.	45,814	10,958,250
Mastercard, Inc., Class A	47,329	21,261,607
MSCI, Inc.	12,855	7,695,260
		51,630,705
Health Care—18.2%
Danaher Corp.	36,296	8,707,773
Eli Lilly & Co.	24,558	15,854,890
Integer Holdings Corp.(a)	145,852	14,777,725
Merck & Co., Inc.	139,122	16,803,155
UnitedHealth Group, Inc.	18,720	9,579,773
		65,723,316
Industrials—12.6%
Advanced Drainage Systems, Inc.	34,197	4,459,973
Shares		Value

Atkore, Inc.(a)	54,631	$ 8,332,866
Hubbell, Inc.	22,637	7,596,298
Tetra Tech, Inc.	64,279	10,167,652
Trex Co., Inc.(a)	83,641	6,815,069
Veralto Corp.	12,098	927,795
Waste Management, Inc.	40,436	7,506,135
		45,805,788
Information Technology—25.3%
Accenture PLC, Class A	25,518	9,285,490
Amdocs Ltd.	129,716	11,892,363
Cadence Design Systems, Inc.(a)	26,379	7,609,286
Marvell Technology, Inc.	179,616	12,160,003
Microsoft Corp.	127,194	50,569,791
		91,516,933
Utilities—3.9%
American Water Works Co., Inc.	56,070	6,953,802
CenterPoint Energy, Inc.	261,045	7,293,597
		14,247,399
Total United States		308,388,927
Total Common Stocks		348,434,212
SHORT-TERM INVESTMENT—3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(b)	13,667,542	13,667,542
Total Short-Term Investment		13,667,542
Total Investments (Cost $278,491,046)—100.1%		362,101,754
Liabilities in Excess of Other Assets—(0.1%)		(285,248)
Net Assets—100.0%		$361,816,506

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn U.S. Sustainable Leaders Smaller Companies Fund

Shares		Value
COMMON STOCKS—98.7%
CANADA—11.0%
Consumer Discretionary—2.6%
Aritzia, Inc.(a)	13,818	$ 336,187
Financials—6.4%
CI Financial Corp.	36,973	451,008
TMX Group Ltd.	15,817	391,175
		842,183
Industrials—2.0%
ATS Corp.(a)	6,316	270,173
Total Canada		1,448,543
ISRAEL—8.5%
Information Technology—8.5%
CyberArk Software Ltd.(a)	2,876	671,489
Nice Ltd., ADR(a)	2,183	454,282
		1,125,771
UNITED STATES—79.2%
Consumer Discretionary—1.0%
Steven Madden Ltd.	3,252	136,194
Consumer Staples—5.7%
Darling Ingredients, Inc.(a)	7,683	332,674
elf Beauty, Inc.(a)	2,640	421,159
		753,833
Energy—3.4%
New Fortress Energy, Inc.	13,418	445,880
Financials—9.5%
First Interstate BancSystem, Inc., Class A	10,839	298,289
LPL Financial Holdings, Inc.	1,616	386,531
PJT Partners, Inc., Class A	2,640	253,889
Seacoast Banking Corp. of Florida	12,593	309,284
		1,247,993
Health Care—15.1%
CONMED Corp.	4,786	457,542
ICON PLC(a)	1,429	372,783
Inmode Ltd.(a)	10,888	257,937
Integer Holdings Corp.(a)	5,439	551,079
Merit Medical Systems, Inc.(a)	4,486	351,254
		1,990,595
Industrials—23.7%
Advanced Drainage Systems, Inc.	2,363	308,182
Shares		Value

Ameresco, Inc., Class A(a)	4,502	$ 91,976
Atkore, Inc.(a)	3,021	460,793
Casella Waste Systems, Inc., Class A(a)	3,080	262,847
JB Hunt Transport Services, Inc.	983	197,563
MSA Safety, Inc.	1,621	267,514
Paylocity Holding Corp.(a)	1,432	226,843
Tetra Tech, Inc.	3,114	492,573
Trex Co., Inc.(a)	4,711	383,852
Vertiv Holdings Co.	7,853	442,360
		3,134,503
Information Technology—11.6%
Amdocs Ltd.	5,913	542,104
Onto Innovation, Inc.(a)	3,408	550,392
Perficient, Inc.(a)	6,485	441,823
		1,534,319
Materials—6.0%
Crown Holdings, Inc.	5,247	464,359
Graphic Packaging Holding Co.	12,674	323,314
		787,673
Utilities—3.2%
Essential Utilities, Inc.	11,670	418,486
Total United States		10,449,476
Total Common Stocks		13,023,790
SHORT-TERM INVESTMENT—1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(b)	179,415	179,415
Total Short-Term Investment		179,415
Total Investments (Cost $12,662,410)—100.1%		13,203,205
Liabilities in Excess of Other Assets—(0.1%)		(10,773)
Net Assets—100.0%		$13,192,432

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—38.1%
CANADA—1.7%
Electric Utilities—1.7%
TransAlta Corp., 7.75%, 11/15/2029		$423,000	$ 444,708
CHILE—1.2%
Electric Utilities—1.2%
Sociedad de Transmision Austral SA, 4.00%, 01/27/2032(a)		340,000	300,560
GEORGIA—1.2%
Transportation—1.2%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	306,986
GUATEMALA—1.7%
Electric Utilities—1.7%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		451,000	428,888
MEXICO—2.3%
Building Materials—2.3%
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(b)		558,000	594,114
NETHERLANDS—1.9%
Media—1.9%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	484,208
PERU—1.2%
Electric Utilities—1.2%
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)(c)		$316,000	297,740
SPAIN—1.8%
Diversified Telecommunication Services—1.8%
Telefonica Europe BV, (fixed rate to 02/03/2030, variable rate thereafter), 6.14%, 02/03/2030(a)(b)	EUR	400,000	445,290
UNITED KINGDOM—2.5%
Diversified Telecommunication Services—2.5%
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	596,000	648,722
UNITED STATES—22.6%
Auto Manufacturers—0.5%
Ford Motor Co., 3.25%, 02/12/2032		$163,000	134,935
Commercial Banks—1.8%
Bank of America Corp., (fixed rate to 12/06/2024, variable rate thereafter), VRN, 1.53%, 12/06/2025		465,000	448,900
Diversified Financial Services—6.8%
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(c)		1,000,000	992,534
Low Income Investment Fund, Series 2019, 3.39%, 07/01/2026		800,000	753,820
			1,746,354
	Shares or Principal Amount		Value

Electric Utilities—4.7%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(a)		$551,000	$ 467,991
NRG Energy, Inc., 7.00%, 03/15/2033(a)		123,000	129,832
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), VRN, 7.00%, 12/15/2026(a)(b)		635,000	615,950
			1,213,773
Energy Equipment & Services—2.0%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	512,142
Engineering & Construction—2.6%
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(c)		1,000,000	675,364
Media—1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	455,594
Packaging & Containers—1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	301,775
Real Estate Investment Trust (REIT) Funds—1.2%
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/2031		$352,000	297,508
Total United States			5,786,345
Total Corporate Bonds			9,737,561
MUNICIPAL BONDS —60.6%
CALIFORNIA—9.7%
California Infrastructure & Economic Development Bank, 4.41%, 10/01/2049		900,000	716,696
California Statewide Communities Development Authority, (AGM), Series B, 7.14%, 08/15/2047		750,000	812,242
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051		590,000	619,887
San Marcos Unified School District, (AGM), 3.38%, 08/01/2040		415,000	338,114
Total California			2,486,939
FLORIDA—0.8%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055		200,000	212,713
HAWAII—2.6%
State of Hawaii, Series GK, 6.20%, 10/01/2040		600,000	653,982
ILLINOIS—8.7%
City of Chicago, (AGM-CR), Series B, 6.31%, 01/01/2044		800,000	833,471
City of Chicago Wastewater Transmission Revenue, Series B, 6.90%, 01/01/2040		435,000	500,796
Illinois Municipal Electric Agency, Series A, 7.29%, 02/01/2035		800,000	898,567
Total Illinois			2,232,834

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn Infrastructure Debt Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KENTUCKY—2.8%
Northern Kentucky University, (BAM ST INTERCEPT), Series A, 3.43%, 09/01/2050	$1,000,000	$ 725,758
LOUISIANA—3.3%
Louisiana Energy & Power Authority, (AGM), Series A, 2.33%, 06/01/2032	1,060,000	854,115
MARYLAND—2.5%
Maryland Health & Higher Educational Facilities Authority, Series C, 2.92%, 01/01/2031	750,000	631,656
MASSACHUSETTS—2.8%
Commonwealth of Massachusetts, Series B, 4.11%, 07/15/2031	725,370	717,028
NEVADA—4.0%
State of Nevada Department of Business & Industry, VRDN, Series A3, 8.13%, 01/01/2050(a)(d)	1,000,000	1,012,667
NEW HAMPSHIRE—2.6%
New Hampshire Business Finance Authority, 3.25%, 04/01/2028	750,000	654,252
NEW JERSEY—2.6%
New Jersey Transportation Trust Fund Authority, Series B, 4.13%, 06/15/2042	800,000	678,435
NEW YORK—8.5%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039	1,000,000	988,391
New York City Industrial Development Agency, (AGM), Series B, 2.68%, 03/01/2033	470,000	388,626
New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	800,000	793,955
Total New York		2,170,972
PENNSYLVANIA—2.3%
Philadelphia Authority for Industrial Development, (AMBAC), Series B,0.00%, 04/15/2024(e)	600,000	593,357
TEXAS—1.8%
Port Beaumont Navigation District, Series B, 6.00%, 01/01/2025(a)	500,000	472,131
Shares or Principal Amount		Value

UTAH—3.0%
Intermountain Power Agency, Series B, 5.62%, 07/01/2045	$750,000	$ 763,534
WISCONSIN—2.6%
County of Fond Du Lac, (BAM CNTY GTD), 6.18%, 11/01/2042(a)	650,000	663,941
Total Municipal Bonds		15,524,314
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(f)	133,350	133,350
Total Short-Term Investment		133,350
Total Investments (Cost $24,698,346)—99.2%		25,395,225
Other Assets in Excess of Liabilities—0.8%		217,014
Net Assets—100.0%		$25,612,239

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	Sinkable security.
(d)	Variable rate security. The Fund has the right to sell the security back to the issuer for the unpaid principal amount plus interest accrued upon a short notice period. The rate shown is the effective interest rate as of January 31, 2024 and resets periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Zero coupon bond. Rate represents yield to maturity.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

At January 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
04/17/2024	Citibank N.A.	GBP	14,959	USD	19,034	$18,967	$(67)
04/17/2024	Morgan Stanley & Co.	GBP	5,139	USD	6,503	6,516	13
Euro/United States Dollar
04/17/2024	UBS AG	EUR	772,374	USD	844,032	837,355	(6,677)
						$862,838	$(6,731)

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Infrastructure Debt Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/17/2024	Barclays Bank PLC	USD	679,612	GBP	533,854	$676,888	$2,724
04/17/2024	Morgan Stanley & Co.	USD	7,979	GBP	6,274	7,955	24
United States Dollar/Euro
04/17/2024	Citibank N.A.	USD	2,139,031	EUR	1,945,956	2,109,673	29,358
						$2,794,516	$32,106
Unrealized appreciation on forward foreign currency exchange contracts							$32,119
Unrealized depreciation on forward foreign currency exchange contracts							$(6,744)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—97.4%
AUSTRIA—0.3%
Holding Companies-Diversified Operations—0.3%
Benteler International AG, 9.38%, 05/15/2028(a)	EUR	200,000	$ 231,000
BRAZIL—1.4%
Chemicals—0.2%
Braskem Netherlands Finance BV, 4.50%, 01/10/2028(a)		$225,000	195,254
Food Products—0.5%
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)		400,000	419,133
Healthcare Providers & Services—0.4%
Rede D'or Finance SARL, 4.95%, 01/17/2028(a)		380,000	360,354
Oil & Gas Services—0.3%
Guara Norte SARL, 5.20%, 06/15/2034(a)(b)		249,326	227,348
Total Brazil			1,202,089
CANADA—3.3%
Aerospace & Defense—0.5%
Bombardier, Inc., 8.75%, 11/15/2030(a)		438,000	459,663
Diversified Telecommunication Services—1.3%
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)		1,134,000	1,079,931
Machinery-Diversified—0.5%
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/2026(a)		448,000	449,165
Oil & Gas Services—1.0%
Enerflex Ltd., 9.00%, 10/15/2027(a)		869,000	873,553
Total Canada			2,862,312
CHINA—0.0%
Real Estate—0.0%
Country Garden Holdings Co. Ltd., 3.13%, 10/22/2025(a)		200,000	15,102
Kaisa Group Holdings Ltd.
9.75%, 09/28/2023(a)(c)		230,000	6,325
9.38%, 06/30/2024(a)(c)		495,000	13,613
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(c)		200,000	1,500
7.10%, 09/10/2024(a)(c)		429,000	4,058
			40,598
COLOMBIA—0.3%
Oil, Gas & Consumable Fuels—0.3%
Ecopetrol SA, 6.88%, 04/29/2030		307,000	300,081
CZECH REPUBLIC—0.3%
Entertainment—0.3%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/2030(a)	EUR	257,000	293,016
	Shares or Principal Amount		Value

FRANCE—5.2%
Auto Parts & Equipment—0.4%
Forvia SE, 2.38%, 06/15/2029(a)	EUR	375,000	$ 364,412
Diversified Telecommunication Services—0.6%
Iliad Holding SASU, 6.50%, 10/15/2026(a)		$532,000	521,497
Electric Utilities—0.6%
Electricite de France SA
(fixed rate to 01/29/2025, variable rate thereafter), 5.38%, 01/29/2025(a)(d)	EUR	200,000	215,491
(fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(d)		300,000	322,330
			537,821
Entertainment—1.4%
Banijay Entertainment SASU, 8.13%, 05/01/2029(a)		$752,000	777,566
Banijay Group SAS, 6.50%, 03/01/2026(a)	EUR	400,000	436,063
			1,213,629
Healthcare Providers & Services—1.1%
CAB SELAS, 3.38%, 02/01/2028(a)		400,000	392,337
Cerba Healthcare SACA, 3.50%, 05/31/2028(a)		387,000	365,952
Chrome Holdco SAS, 5.00%, 05/31/2029(a)		200,000	167,779
			926,068
Packaging & Containers—0.6%
Verallia SA, 1.88%, 11/10/2031(a)		500,000	464,303
Retail—0.5%
Mobilux Finance SAS, 4.25%, 07/15/2028(a)		400,000	382,568
Total France			4,410,298
GERMANY—4.0%
Apparel—0.6%
CT Investment GmbH, 5.50%, 04/15/2026(a)		490,000	523,400
Auto Parts & Equipment—1.2%
IHO Verwaltungs GmbH, PIK, 8.75%, 05/15/2028(a)(e)		437,996	511,233
ZF Europe Finance BV
2.00%, 02/23/2026(a)		200,000	205,063
2.50%, 10/23/2027(a)		300,000	300,705
			1,017,001
Building Materials—0.6%
HT Troplast GmbH, 9.38%, 07/15/2028(a)		476,000	528,089
Commercial Banks—0.4%
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(d)	GBP	300,000	357,047
Commercial Services & Supplies—0.5%
Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, 07/30/2026(a)	EUR	395,639	425,900
Machinery-Diversified—0.4%
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)		276,000	290,220

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
GERMANY (continued)
Pharmaceutical—0.3%
Gruenenthal GmbH, 4.13%, 05/15/2028(a)	EUR	230,000	$ 244,632
Total Germany			3,386,289
HONG KONG—0.6%
Lodging—0.6%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(a)		$534,000	497,538
IRELAND—1.1%
Commercial Services & Supplies—0.5%
Cimpress PLC, 7.00%, 06/15/2026		419,000	412,715
Diversified Financial Services—0.6%
GGAM Finance Ltd., 8.00%, 02/15/2027(a)		515,000	530,568
Total Ireland			943,283
ISRAEL—2.1%
Pharmaceutical—2.1%
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/2029	EUR	911,000	1,069,452
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/2027		$355,000	343,019
7.88%, 09/15/2029		326,000	351,628
			1,764,099
ITALY—2.1%
Diversified Telecommunication Services—0.4%
Telecom Italia Capital SA, 6.38%, 11/15/2033		400,000	387,697
Entertainment—1.4%
Lottomatica SpA
7.13%, 06/01/2028(a)	EUR	510,000	582,110
8.10%, 06/01/2028(a)(f)		569,000	620,084
			1,202,194
Hand/Machine Tools—0.3%
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/2028(a)		231,000	239,861
Total Italy			1,829,752
LUXEMBOURG—4.7%
Biotechnology—0.5%
Cidron Aida Finco SARL
5.00%, 04/01/2028(a)		151,000	157,266
6.25%, 04/01/2028(a)	GBP	253,000	307,000
			464,266
Chemicals—1.2%
Ineos Finance PLC, 7.50%, 04/15/2029		$640,000	635,680
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)	EUR	330,000	369,862
			1,005,542
Commercial Services & Supplies—0.6%
Albion Financing 2 SARL, 8.75%, 04/15/2027(a)		$519,000	518,452
	Shares or Principal Amount		Value

Diversified Telecommunication Services—0.7%
Altice France Holding SA, 8.00%, 05/15/2027(a)	EUR	633,000	$ 357,889
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)		212,000	221,805
			579,694
Energy-Alternate Sources—0.4%
Cullinan Holdco SCSp, 4.63%, 10/15/2026(a)		362,000	334,508
Entertainment—0.0%
LHMC Finco 2 SARL, PIK, 7.25%, 10/02/2025(a)(e)		12,166	13,124
Healthcare Providers & Services—0.4%
Ephios Subco 3 SARL, 7.88%, 01/31/2031(a)		300,000	341,892
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(a)(c)(g)(h)		60,500	–
Media—0.7%
Altice Financing SA, 5.75%, 08/15/2029(a)		$649,000	565,588
Packaging & Containers—0.2%
ARD Finance SA, PIK, 5.00%, 06/30/2027(a)(e)	EUR	299,844	156,350
Total Luxembourg			3,979,416
MACAO—0.6%
Lodging—0.6%
MGM China Holdings Ltd., 4.75%, 02/01/2027(a)		$274,000	255,816
Sands China Ltd., 3.10%, 03/08/2029		299,000	258,326
			514,142
MEXICO—1.3%
Building Materials—0.6%
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(d)		497,000	529,166
Chemicals—0.2%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)		200,000	130,453
Oil, Gas & Consumable Fuels—0.5%
Petroleos Mexicanos, 5.35%, 02/12/2028		500,000	438,464
Total Mexico			1,098,083
NETHERLANDS—4.9%
Commercial Banks—0.5%
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(d)(i)	EUR	355,750	389,119
Commercial Services & Supplies—0.8%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV
8.50%, 01/15/2031(a)	GBP	279,000	379,462
8.50%, 01/15/2031(a)		235,000	319,619
			699,081
Diversified Financial Services—0.3%
LeasePlan Corp. NV, (fixed rate to 05/29/2024, variable rate thereafter), 7.38%, 05/29/2024(a)(d)	EUR	200,000	216,140

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
NETHERLANDS (continued)
Food Products—0.2%
Sigma Holdco BV, 7.88%, 05/15/2026(a)		$200,000	$ 188,588
Home Furnishings—0.4%
Versuni Group BV, 3.13%, 06/15/2028(a)	EUR	340,000	321,753
Media—2.7%
Summer BidCo BV
PIK, , 9.00%, 11/15/2025(a)(e)		444,046	480,480
10.00%, 02/15/2029(a)(e)		728,489	795,049
Sunrise HoldCo IV BV, 5.50%, 01/15/2028(a)		$600,000	573,792
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	335,000	314,970
Ziggo Bond Co. BV, 5.13%, 02/28/2030(a)		$200,000	168,739
			2,333,030
Total Netherlands			4,147,711
NIGERIA—0.6%
Engineering & Construction—0.6%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)		533,000	490,360
PANAMA—0.5%
Diversified Telecommunication Services—0.5%
C&W Senior Financing DAC, 6.88%, 09/15/2027(a)		436,000	413,110
SOUTH AFRICA—0.3%
Diversified Telecommunication Services—0.3%
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)		384,000	239,386
SPAIN—2.7%
Commercial Banks—1.4%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(d)		600,000	586,483
Banco de Sabadell SA
(fixed rate to 06/16/2027, variable rate thereafter), 0.88%, 06/16/2028(a)	EUR	200,000	196,242
(fixed rate to 02/07/2028, variable rate thereafter), 5.25%, 02/07/2029(a)		200,000	224,414
Unicaja Banco SA, (fixed rate to 11/15/2026, variable rate thereafter), 7.25%, 11/15/2027(a)		200,000	229,993
			1,237,132
Diversified Telecommunication Services—0.9%
Lorca Telecom Bondco SA, 4.00%, 09/18/2027(a)		200,000	209,972
Telefonica Europe BV, (fixed rate to 06/22/2026, variable rate thereafter), 3.88%, 06/22/2026(a)(d)		500,000	527,738
			737,710
	Shares or Principal Amount		Value

Pharmaceutical—0.4%
Grifols SA, 3.20%, 05/01/2025(a)	EUR	300,000	$ 308,748
Total Spain			2,283,590
SWEDEN—0.7%
Commercial Services & Supplies—0.7%
Verisure Holding AB, 3.25%, 02/15/2027(a)		333,000	345,730
Verisure Midholding AB, 5.25%, 02/15/2029(a)		275,000	283,210
			628,940
SWITZERLAND—1.5%
Chemicals—0.6%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)		$652,000	533,010
Commercial Banks—0.9%
UBS Group AG, (fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(a)(d)		670,000	716,692
Total Switzerland			1,249,702
TURKEY—0.2%
Metals & Mining—0.2%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)		213,000	217,750
UNITED KINGDOM—6.3%
Chemicals—0.3%
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/2029(a)	EUR	240,000	274,608
Diversified Financial Services—1.1%
Jerrold Finco PLC, 5.25%, 01/15/2027(a)	GBP	306,000	360,672
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)		$548,000	568,588
			929,260
Diversified Telecommunication Services—0.3%
Vodafone Group PLC, (fixed rate to 07/03/2024, variable rate thereafter), 6.25%, 10/03/2078(a)		260,000	258,976
Entertainment—1.1%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)	EUR	300,000	310,314
Motion Finco SARL, 7.38%, 06/15/2030(a)		250,000	278,918
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)	GBP	300,000	370,777
			960,009
Food Products—0.8%
Bellis Acquisition Co. PLC
3.25%, 02/16/2026(a)		278,000	332,932
4.50%, 02/16/2026(a)		106,000	128,249
Iceland Bondco PLC, 10.88%, 12/15/2027(a)		150,000	203,131
			664,312
Media—0.9%
Virgin Media Vendor Financing Notes III DAC
4.88%, 07/15/2028(a)		544,000	629,088
4.88%, 07/15/2028(a)		100,000	115,641
			744,729

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels—0.7%
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)		$581,000	$ 578,434
Pharmaceutical—0.5%
180 Medical, Inc., 3.88%, 10/15/2029(a)		507,000	453,177
Retail—0.6%
B&M European Value Retail SA, 4.00%, 11/15/2028(a)	GBP	400,000	471,436
Total United Kingdom			5,334,941
UNITED STATES—50.7%
Advertising—0.4%
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)		$321,000	309,386
Aerospace & Defense—0.4%
TransDigm, Inc., 6.75%, 08/15/2028(a)		307,000	312,023
Agriculture—0.8%
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)		721,000	701,173
Apparel—0.8%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)		872,000	702,658
Auto Manufacturers—0.2%
Ford Motor Credit Co. LLC, 4.54%, 03/06/2025	GBP	162,000	202,203
Auto Parts & Equipment—0.8%
Adient Global Holdings Ltd.
3.50%, 08/15/2024(a)	EUR	45,284	48,477
7.00%, 04/15/2028(a)		$79,000	80,768
Goodyear Europe BV, 2.75%, 08/15/2028(a)	EUR	352,000	337,109
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029		$115,000	107,933
5.25%, 07/15/2031		152,000	138,355
			712,642
Building Materials—2.2%
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)		510,000	456,065
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)		758,000	673,748
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(a)		260,000	236,600
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)		503,000	483,282
			1,849,695
Coal—1.2%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)		1,153,000	1,041,297
Commercial Services & Supplies—1.7%
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(a)		689,000	658,140
Sabre GLBL, Inc.
8.63%, 06/01/2027(a)		196,000	183,260
11.25%, 12/15/2027(a)		576,000	576,720
			1,418,120
	Shares or Principal Amount		Value

Computers & Peripherals—0.7%
NCR Atleos Corp., 9.50%, 04/01/2029(a)		$532,000	$ 570,623
Diversified Financial Services—0.4%
Encore Capital Group, Inc., 5.38%, 02/15/2026(a)	GBP	259,000	316,431
Diversified Telecommunication Services—1.2%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)		$416,000	352,755
8.75%, 05/15/2030(a)		471,000	482,489
8.63%, 03/15/2031(a)		161,000	163,371
			998,615
Electric Utilities—2.1%
Alexander Funding Trust II, 7.47%, 07/31/2028(a)		100,000	105,592
NRG Energy, Inc.
3.38%, 02/15/2029(a)		327,000	288,462
7.00%, 03/15/2033(a)		520,000	548,886
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)		460,000	488,207
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)		170,000	167,460
4.38%, 05/01/2029(a)		221,000	202,924
			1,801,531
Electrical Components & Equipment—0.3%
EnerSys, 6.63%, 01/15/2032(a)		291,000	294,382
Energy Equipment & Services—6.1%
EnLink Midstream LLC, 6.50%, 09/01/2030(a)		597,000	609,220
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 01/15/2029		564,000	579,800
Hess Midstream Operations LP, 4.25%, 02/15/2030(a)		614,000	564,789
ITT Holdings LLC, 6.50%, 08/01/2029(a)		488,000	426,858
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)		255,000	227,910
4.13%, 08/15/2031(a)		643,000	568,618
3.88%, 11/01/2033(a)		696,000	589,457
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)		843,000	852,011
9.88%, 02/01/2032(a)		765,000	804,495
			5,223,158
Entertainment—3.0%
Affinity Interactive, 6.88%, 12/15/2027(a)		792,000	716,718
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)		494,000	507,659
6.50%, 02/15/2032(a)		54,000	54,597
CCM Merger, Inc., 6.38%, 05/01/2026(a)		843,000	832,530
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)		65,000	66,300
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)		372,000	373,804
			2,551,608
Food Products—1.4%
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(a)		300,000	302,250

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/2033	$452,000	$ 447,507
TreeHouse Foods, Inc., 4.00%, 09/01/2028	464,000	413,888
		1,163,645
Healthcare Providers & Services—2.0%
CHS/Community Health Systems, Inc.
8.00%, 03/15/2026(a)	56,000	55,195
5.25%, 05/15/2030(a)	633,000	524,075
10.88%, 01/15/2032(a)	400,000	418,435
Star Parent, Inc., 9.00%, 10/01/2030(a)	665,000	699,250
		1,696,955
Home Builders—1.5%
Adams Homes, Inc.
7.50%, 02/15/2025(a)	443,000	440,054
9.25%, 10/15/2028(a)	796,000	815,505
		1,255,559
Home Furnishings—1.0%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)	1,017,000	858,196
Iron/Steel—0.3%
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)	213,000	214,867
Leisure Time—4.1%
Acushnet Co., 7.38%, 10/15/2028(a)	452,000	470,112
Carnival Corp.
7.63%, 03/01/2026(a)	499,000	506,874
6.00%, 05/01/2029(a)	374,000	362,248
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)	891,000	753,671
NCL Corp. Ltd.
5.88%, 02/15/2027(a)	299,000	294,573
8.38%, 02/01/2028(a)	115,000	120,738
7.75%, 02/15/2029(a)	504,000	508,886
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(a)	271,000	267,551
8.25%, 01/15/2029(a)	235,000	249,298
		3,533,951
Lodging—0.9%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/2032(a)	277,000	277,583
Travel & Leisure Co., 4.63%, 03/01/2030(a)	570,000	513,194
		790,777
Machinery-Diversified—0.7%
Chart Industries, Inc.
7.50%, 01/01/2030(a)	333,000	341,831
9.50%, 01/01/2031(a)	209,000	222,904
		564,735
Media—5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(a)	1,717,000	1,451,803
4.25%, 01/15/2034(a)	817,000	649,599
	Shares or Principal Amount		Value

CSC Holdings LLC
11.25%, 05/15/2028(a)		$200,000	$ 202,655
11.75%, 01/31/2029(a)		262,000	266,121
6.50%, 02/01/2029(a)		807,000	686,001
5.75%, 01/15/2030(a)		728,000	385,323
Directv Financing LLC, 8.88%, 02/01/2030(a)		73,000	74,464
Univision Communications, Inc.
8.00%, 08/15/2028(a)		369,000	375,484
7.38%, 06/30/2030(a)		415,000	406,867
			4,498,317
Metals & Mining—0.6%
Novelis Corp., 3.25%, 11/15/2026(a)		403,000	377,339
Novelis Sheet Ingot GmbH, 3.38%, 04/15/2029(a)	EUR	142,000	143,057
			520,396
Oil & Gas—0.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(a)		$31,000	29,200
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(a)		385,000	383,568
Nabors Industries, Inc., 9.13%, 01/31/2030(a)		267,000	271,686
			684,454
Oil & Gas Services—0.5%
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)		418,000	423,000
Oil, Gas & Consumable Fuels—2.3%
Civitas Resources, Inc.
8.38%, 07/01/2028(a)		417,000	438,564
8.63%, 11/01/2030(a)		134,000	142,919
8.75%, 07/01/2031(a)		202,000	214,747
Southwestern Energy Co., 4.75%, 02/01/2032		569,000	527,028
Vital Energy, Inc., 9.75%, 10/15/2030		623,000	661,866
			1,985,124
Packaging & Containers—2.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027(a)		620,000	612,982
3.00%, 09/01/2029(a)	EUR	400,000	337,178
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)		$613,000	550,590
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)		382,000	383,937
			1,884,687
Pharmaceutical—1.4%
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/2031(a)		958,000	823,043
Perrigo Finance Unlimited Co., 4.65%, 06/15/2030		421,000	385,634
			1,208,677

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Real Estate Investment Trust (REIT) Funds—1.3%
Iron Mountain, Inc., 5.00%, 07/15/2028(a)	$481,000	$ 460,165
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(a)	674,000	686,099
		1,146,264
Retail—1.3%
Academy Ltd., 6.00%, 11/15/2027(a)	711,000	702,460
Macy's Retail Holdings LLC, 5.88%, 03/15/2030(a)	91,000	86,291
Staples, Inc., 7.50%, 04/15/2026(a)	309,000	289,238
		1,077,989
Software—0.8%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	215,000	203,670
6.50%, 10/15/2028(a)	574,000	515,536
		719,206
Total United States		43,232,344
ZAMBIA—1.7%
Metals & Mining—1.7%
First Quantum Minerals Ltd.
6.88%, 03/01/2026(a)	839,000	799,184
6.88%, 10/15/2027(a)	350,000	316,922
8.63%, 06/01/2031(a)	345,000	319,987
		1,436,093
Total Corporate Bonds		83,025,923
EXCHANGE-TRADED FUNDS—0.7%
iShares iBoxx $ High Yield Corporate Bond ETF	7,461	578,079
Total Exchange-Traded Funds		578,079
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(j)	2,037,407	$ 2,037,407
Total Short-Term Investment		2,037,407
Total Investments (Cost $88,075,235)—100.5%		85,641,409
Liabilities in Excess of Other Assets—(0.5%)		(395,994)
Net Assets—100.0%		$85,245,415

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	Security is in default.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2024.
(g)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(h)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2024.
(i)	Step bond. Rate disclosed is as of January 31, 2024.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At January 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
04/17/2024	Morgan Stanley & Co.	GBP	237,759	USD	301,616	$301,478	$(138)
04/17/2024	Royal Bank of Canada	GBP	436,401	USD	555,552	553,356	(2,196)
Euro/United States Dollar
04/17/2024	Goldman Sachs & Co.	EUR	652,545	USD	713,094	707,462	(5,632)
						$1,562,296	$(7,966)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/17/2024	Citibank N.A.	USD	5,073,487	GBP	3,985,714	$5,053,877	$19,610
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn High Income Opportunities Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/17/2024	Barclays Bank PLC	USD	159,109	EUR	145,594	$157,847	$1,262
04/17/2024	Deutsche Bank AG	USD	15,962,860	EUR	14,524,514	15,746,850	216,010
04/17/2024	Royal Bank of Canada	USD	939,117	EUR	862,686	935,287	3,830
						$21,893,861	$240,712
Unrealized appreciation on forward foreign currency exchange contracts							$240,712
Unrealized depreciation on forward foreign currency exchange contracts							$(7,966)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.5%
ALABAMA—0.4%
Black Belt Energy Gas District, VRDN, Series D-1, 5.50%, 06/01/2049(a)	$145,000	$ 155,292
ARIZONA—0.2%
Maricopa County Industrial Development Authority, Series B, 5.00%, 07/01/2049(b)	100,000	94,632
CALIFORNIA—5.7%
Bay Area Toll Authority, VRDN, Series A, 2.95%, 04/01/2047(a)	335,000	328,952
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	1,000,000	1,057,178
California School Finance Authority, 5.50%, 08/01/2047(b)	100,000	101,180
M-S-R Energy Authority
Series A, 6.50%, 11/01/2039	500,000	647,805
Series B, 6.13%, 11/01/2029	405,000	436,699
Total California		2,571,814
COLORADO—0.3%
Colorado Educational & Cultural Facilities Authority, 4.00%, 05/01/2041	170,000	153,727
CONNECTICUT—3.5%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,141,867
State of Connecticut, Series B, 3.00%, 06/01/2040	500,000	435,867
Total Connecticut		1,577,734
DISTRICT OF COLUMBIA—1.2%
Washington Convention & Sports Authority, Series A, 5.00%, 10/01/2030	500,000	536,730
FLORIDA—4.6%
Capital Projects Finance Authority, Series A-1, 5.00%, 11/01/2048	315,000	319,290
County of Palm Beach, Series A, 5.00%, 06/01/2057(b)	600,000	524,741
Florida Development Finance Corp.
Series A, 5.00%, 12/15/2039(b)	500,000	504,814
Series A, 4.00%, 06/30/2041(b)	765,000	608,836
Polk County Industrial Development Authority, Series A, 5.00%, 01/01/2039	160,000	155,891
Total Florida		2,113,572
GEORGIA—2.0%
Development Authority of Appling County, VRDN, 3.70%, 09/01/2041(a)	400,000	400,000
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2035	250,000	271,372
Series B, 5.00%, 06/01/2026	250,000	255,152
Total Georgia		926,524
INDIANA—3.4%
Indiana Finance Authority
Series A, 5.00%, 06/01/2053	450,000	460,157
Series A, 5.13%, 06/01/2058	1,050,000	1,075,639
Total Indiana		1,535,796
Shares or Principal Amount		Value

KENTUCKY—0.4%
County of Meade, AMT, VRDN, Series B-1, 4.05%, 08/01/2061(a)	$200,000	$ 200,000
LOUISIANA—0.0%
Louisiana Public Facilities Authority, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	10,003
MASSACHUSETTS—1.0%
Massachusetts Development Finance Agency
Series N, 5.25%, 10/01/2036	130,000	141,194
Series N, 5.25%, 10/01/2037	135,000	145,309
Series N, 5.25%, 10/01/2038	145,000	154,716
Total Massachusetts		441,219
MICHIGAN—3.9%
Flint Hospital Building Authority
4.00%, 07/01/2035	1,000,000	970,629
4.00%, 07/01/2038	750,000	702,201
Michigan Finance Authority, 3.25%, 02/01/2024	90,000	90,000
Total Michigan		1,762,830
MISSISSIPPI—4.2%
Mississippi Business Finance Corp., VRDN, Series A, 5.70%, 11/01/2032(a)	1,910,000	1,910,000
NEVADA—3.3%
State of Nevada Department of Business & Industry, VRDN, Series A3, 8.13%, 01/01/2050(a)(b)	1,500,000	1,519,000
NEW HAMPSHIRE—1.7%
New Hampshire Business Finance Authority, Series A, 5.25%, 07/01/2048	250,000	257,179
New Hampshire Health & Education Facilities Authority Act
Series A, 5.00%, 08/01/2035	250,000	263,204
Series A, 5.00%, 08/01/2036	245,000	256,987
Total New Hampshire		777,370
NEW JERSEY—6.1%
New Jersey Educational Facilities Authority
(Pre-refunded @ $100.000000, 07/01/2026), Series F, 4.00%, 07/01/2033	70,000	71,897
Series F, 4.00%, 07/01/2033	30,000	30,460
New Jersey Transportation Trust Fund Authority, Series A, 5.00%, 12/15/2034	2,000,000	2,170,514
Newark Housing Authority, 4.00%, 01/01/2037	500,000	509,152
Total New Jersey		2,782,023
NEW YORK—17.4%
Build NYC Resource Corp.
5.25%, 07/01/2052	100,000	104,100
Series A, 4.75%, 06/15/2053	850,000	842,296
City of Elmira
5.00%, 07/01/2025(b)	85,000	86,782
5.00%, 07/01/2033(b)	625,000	660,762
City of Poughkeepsie, 5.00%, 06/01/2031	145,000	148,183
Hudson Yards Infrastructure Corp., Series A, 5.00%, 02/15/2042	1,000,000	1,042,275

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
Metropolitan Transportation Authority
Series A-1, 5.00%, 11/15/2027	$695,000	$ 720,920
Series C-1, 5.00%, 11/15/2027	1,150,000	1,181,444
Nassau County Local Economic Assistance Corp., 5.00%, 07/01/2030	1,000,000	1,004,851
New York City Municipal Water Finance Authority, Series EE, 5.00%, 06/15/2037	295,000	313,739
New York Transportation Development Corp.
AMT, 4.00%, 10/31/2034	250,000	247,951
Series A, 5.25%, 01/01/2050	1,000,000	1,000,910
Port Authority of New York & New Jersey, 5.00%, 10/15/2042	560,000	586,266
Total New York		7,940,479
OHIO—5.7%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	1,605,000	1,515,316
Ohio Air Quality Development Authority, Series A, 3.25%, 09/01/2029	135,000	129,508
Ohio Higher Educational Facility Commission, Series B, 4.00%, 07/01/2046	1,085,000	965,583
Total Ohio		2,610,407
PENNSYLVANIA—4.8%
Montgomery County Industrial Development Authority, 4.00%, 12/01/2037	300,000	300,830
Pennsylvania Turnpike Commission Registration Fee Revenue, (AGM), Series A, 5.25%, 07/15/2029	850,000	966,187
School District of the City of Erie, (AGM ST AID WITHHLDG), Series A, 5.00%, 04/01/2034	825,000	906,550
Total Pennsylvania		2,173,567
PUERTO RICO—0.2%
Puerto Rico Electric Power Authority, (NATL), Series VV, 5.25%, 07/01/2026	100,000	99,048
SOUTH CAROLINA—2.2%
South Carolina Jobs-Economic Development Authority, Series A, 5.00%, 12/01/2039(b)	1,000,000	1,006,531
TENNESSEE—2.2%
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2036	500,000	507,860
(BAM), Series A-1, 5.00%, 07/01/2064	105,000	109,510
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.00%, 10/01/2034	360,000	371,959
Total Tennessee		989,329
TEXAS—18.2%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.00%, 08/15/2050	1,000,000	967,387
VRDN, Series A, 4.88%, 06/15/2056(a)(b)	190,000	191,053
Clifton Higher Education Finance Corp., Series A, 6.25%, 06/15/2053(b)	600,000	605,224
Harris County Cultural Education Facilities Finance Corp., 4.00%, 12/01/2045	1,250,000	1,171,887
Shares or Principal Amount		Value

Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	$1,185,000	$ 1,240,880
Harris County Industrial Development Corp., VRDN, 4.05%, 11/01/2050(a)	500,000	509,008
Matagorda County Navigation District No. 1, Series B-1, 4.00%, 06/01/2030	1,000,000	997,608
Port Beaumont Navigation District, Series A, 4.00%, 01/01/2050(b)	1,000,000	732,386
Tarrant County Cultural Education Facilities Finance Corp.
Series A, 5.00%, 11/15/2029	800,000	833,759
Series A, 4.00%, 02/15/2036	1,000,000	1,014,138
Total Texas		8,263,330
UTAH—1.5%
City of Salt Lake City Airport Revenue, Series B, 5.00%, 07/01/2042	100,000	104,100
Utah Charter School Finance Authority, VRDN, Series A, 5.88%, 04/15/2048(a)(b)	570,000	575,644
Total Utah		679,744
WASHINGTON—0.5%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	225,000	237,807
WISCONSIN—4.9%
Public Finance Authority
5.00%, 06/15/2029	530,000	544,695
5.00%, 06/15/2034	425,000	435,431
Series A, 5.00%, 07/01/2038	1,000,000	1,005,074
Wisconsin Health & Educational Facilities Authority, Series 2017 A, 5.00%, 04/01/2035	250,000	262,493
Total Wisconsin		2,247,693
Total Municipal Bonds		45,316,201
SHORT-TERM INVESTMENT—0.2%
BlackRock Liquidity Funds MuniCash, Institutional shares	101,378	101,388
Total Short-Term Investment		101,388
Total Investments (Cost $45,863,537)—99.7%		45,417,589
Other Assets in Excess of Liabilities—0.3%		124,004
Net Assets—100.0%		$45,541,593

(a)	Variable rate security. The Fund has the right to sell the security back to the issuer for the unpaid principal amount plus interest accrued upon a short notice period. The rate shown is the effective interest rate as of January 31, 2024 and resets periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.1%
ALABAMA—0.3%
Black Belt Energy Gas District, VRDN, Series D-1, 5.50%, 06/01/2049(a)	$285,000	$ 305,229
ARIZONA—6.2%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2028(b)	185,000	180,275
Series A, 4.00%, 07/15/2029(b)	200,000	193,418
Series A, 4.00%, 07/15/2030(b)	215,000	206,882
Series A, 4.00%, 07/15/2031(b)	215,000	205,729
Series A, 4.00%, 07/15/2032(b)	225,000	213,525
Series A, 4.00%, 07/15/2034(b)	185,000	172,423
Series A, 4.00%, 07/15/2037(b)	275,000	241,882
Series A, 5.00%, 07/15/2040(b)	415,000	417,394
Series A, 4.00%, 07/15/2041(b)	135,000	112,422
Series C, 5.13%, 01/01/2034(b)	775,000	440,868
Series C, 5.13%, 01/01/2035(b)	815,000	463,561
Industrial Development Authority of the City of Phoenix, Series A, 5.00%, 07/01/2059	1,500,000	1,471,511
Maricopa County Industrial Development Authority
4.00%, 07/01/2026(b)	770,000	760,742
5.00%, 10/01/2026(b)	195,000	195,834
5.13%, 10/01/2030(b)	425,000	437,654
Series B, 5.00%, 07/01/2049(b)	635,000	600,915
Total Arizona		6,315,035
CALIFORNIA—4.1%
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	1,000,000	1,057,178
California Municipal Finance Authority, Series A, 5.00%, 10/01/2026(b)	30,000	30,021
California Public Finance Authority, Series B-1, 3.13%, 05/15/2029(b)	3,075,000	2,950,659
California School Finance Authority, 5.50%, 08/01/2043(b)	100,000	102,226
Total California		4,140,084
COLORADO—8.0%
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2030	115,000	114,356
4.00%, 05/01/2036	175,000	169,758
Colorado Health Facilities Authority
Series B-1, 3.50%, 05/15/2030	6,950,000	6,329,932
Series B-2, 2.63%, 05/15/2029	1,705,000	1,571,181
Total Colorado		8,185,227
CONNECTICUT—0.5%
Connecticut State Health & Educational Facilities Authority, Series A, 5.00%, 01/01/2030(b)	500,000	488,977
FLORIDA—6.9%
Capital Projects Finance Authority, Series A-1, 5.00%, 11/01/2048	685,000	694,330
Shares or Principal Amount		Value

Capital Trust Agency, Inc.
Series A, 3.00%, 12/15/2029(b)	$360,000	$ 323,581
Series A, 6.00%, 05/01/2043(b)	2,000,000	2,006,814
Series A-1, 4.50%, 01/01/2035(b)	300,000	276,076
Celebration Pointe Community Development District No. 1, 4.75%, 05/01/2024	10,000	10,014
County of Palm Beach, Series A, 5.00%, 06/01/2057(b)	400,000	349,827
Florida Development Finance Corp.
VRDN, 6.13%, 07/01/2032(a)(b)	500,000	506,764
Series A, 5.00%, 06/15/2024(b)	100,000	99,256
Series A, 4.00%, 06/30/2027(b)	150,000	144,389
Series A, 4.00%, 06/30/2028(b)	195,000	185,948
Series A, 4.00%, 06/30/2029(b)	205,000	193,796
Series A, 4.00%, 12/15/2029(b)	795,000	779,640
Series A, 4.00%, 06/30/2030(b)	215,000	201,413
Series A, 4.00%, 06/30/2031(b)	225,000	208,430
Series A, 4.00%, 06/30/2036(b)	625,000	537,893
Series A, 5.00%, 12/15/2039(b)	305,000	307,936
Polk County Industrial Development Authority, Series A, 5.00%, 01/01/2029	250,000	253,088
Total Florida		7,079,195
GEORGIA—0.2%
Bartow County Development Authority, VRDN, 3.70%, 11/01/2062(a)	200,000	200,000
IDAHO—0.5%
Idaho Housing & Finance Association, Series A, 4.00%, 12/01/2026(b)	500,000	490,930
ILLINOIS—6.0%
Cook County School District No. 144 Prairie Hills, (BAM), Series A, 4.00%, 12/01/2033	600,000	613,064
Governors State University, (BAM), 5.00%, 07/01/2026	400,000	418,201
Illinois Finance Authority
5.00%, 02/01/2024	55,000	55,000
4.00%, 10/01/2027(b)	405,000	395,805
5.00%, 12/01/2028	250,000	259,291
4.00%, 10/01/2029(b)	910,000	880,796
5.00%, 12/01/2029	315,000	326,768
4.00%, 10/01/2030(b)	630,000	605,335
Series A, 5.00%, 02/15/2028	400,000	408,693
Series A, 5.00%, 02/15/2029	520,000	531,643
Series A, 5.00%, 02/15/2030	335,000	342,390
Series A, 5.00%, 02/15/2031	370,000	378,041
Series A, 5.00%, 02/15/2032	225,000	229,668
Village of Matteson
(BAM), 5.00%, 12/01/2026	150,000	159,041
(BAM), 5.00%, 12/01/2027	150,000	161,375
(BAM), 5.00%, 12/01/2028	350,000	378,951
Total Illinois		6,144,062
INDIANA—0.6%
Indiana Finance Authority
Series A, 5.00%, 06/01/2043	100,000	104,129
Series A, 5.00%, 06/01/2053	550,000	562,413
Total Indiana		666,542

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KENTUCKY—0.9%
County of Meade, AMT, VRDN, Series A-1, 4.21%, 08/01/2061(a)	$900,000	$ 900,000
LOUISIANA—4.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
Series A, 5.00%, 01/01/2025	370,000	365,131
Series A, 5.50%, 11/15/2025	100,000	99,756
Series A, 5.00%, 01/01/2026	390,000	379,335
Series A, 5.00%, 01/01/2027	410,000	391,904
Series A, 5.00%, 01/01/2028	430,000	403,904
Series A, 5.00%, 01/01/2029	450,000	415,376
Series A, 5.00%, 07/01/2029(b)	950,000	920,204
Series A, 5.00%, 07/01/2039(b)	1,000,000	857,886
Louisiana Public Facilities Authority, Series A, 5.00%, 04/01/2030(b)	400,000	393,113
Total Louisiana		4,226,609
MARYLAND—0.0%
Anne Arundel County Consolidated Special Taxing District, 4.20%, 07/01/2024	25,000	25,009
MASSACHUSETTS—1.1%
Massachusetts Development Finance Agency
Series N, 5.25%, 10/01/2036	370,000	401,859
Series N, 5.25%, 10/01/2037	265,000	285,236
Series N, 5.25%, 10/01/2038	405,000	432,139
Total Massachusetts		1,119,234
MICHIGAN—2.1%
Calhoun County Hospital Finance Authority, 5.00%, 02/15/2024	445,000	445,127
Flint Hospital Building Authority, Series B, 4.75%, 07/01/2028	1,000,000	984,802
Michigan Finance Authority, 4.00%, 02/01/2029	700,000	668,079
Total Michigan		2,098,008
MINNESOTA—4.5%
City of Shakopee Senior Housing Revenue, VRDN, 5.85%, 11/01/2058(a)(b)	4,425,000	4,304,090
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.70%, 03/20/2024(a)(b)	300,000	300,000
Total Minnesota		4,604,090
MISSISSIPPI—3.8%
Mississippi Business Finance Corp., VRDN, Series MISS, 3.70%, 11/01/2052(a)	1,100,000	1,100,000
Mississippi Development Bank
5.00%, 10/01/2024(b)	440,000	441,855
5.00%, 10/01/2025(b)	660,000	666,244
4.55%, 11/01/2039(b)	1,710,000	1,716,412
Total Mississippi		3,924,511
MISSOURI—0.2%
Industrial Development Authority Of The County Of Platte County Missouri, (CNTY APPROP), 5.00%, 12/01/2025(c)(d)	675,000	216,000
Shares or Principal Amount		Value

NEVADA—3.0%
State of Nevada Department of Business & Industry, VRDN, Series A3, 8.13%, 01/01/2050(a)(b)	$3,000,000	$ 3,038,000
NEW JERSEY—0.2%
New Jersey Economic Development Authority, Series A, 4.75%, 08/01/2024(b)	25,000	24,988
Passaic County Improvement Authority, 5.25%, 07/01/2043	200,000	208,035
Total New Jersey		233,023
NEW YORK—17.2%
Amherst Development Corp.
5.00%, 10/01/2025	600,000	606,156
5.00%, 10/01/2026	630,000	641,050
4.00%, 10/01/2037	500,000	464,680
Build NYC Resource Corp.
Series A, 5.00%, 06/01/2024(b)	390,000	390,522
Series A, 5.00%, 06/01/2025(b)	410,000	413,068
Series A, 5.00%, 06/01/2026(b)	430,000	437,250
Series A, 5.00%, 06/01/2027(b)	450,000	462,323
Series A, 5.00%, 06/01/2032(b)	500,000	514,162
Series A, 4.50%, 06/15/2043	690,000	690,243
City of Elmira
5.00%, 07/01/2025(b)	550,000	561,528
5.00%, 07/01/2033(b)	2,635,000	2,785,772
City of Poughkeepsie, 5.00%, 06/01/2031	455,000	464,988
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(c)(d)	6,500,000	3,770,000
Westchester County Local Development Corp.
Series B, 3.60%, 07/01/2029(b)	2,000,000	1,935,513
Series C, 3.20%, 07/01/2028(b)	1,675,000	1,636,331
Series D, 2.88%, 07/01/2026(b)	1,000,000	986,959
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(b)	820,000	770,785
Total New York		17,531,330
OHIO—0.2%
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	155,000	157,913
OREGON—2.0%
Hospital Facilities Authority of Multnomah County Oregon
0.95%, 06/01/2027	310,000	278,895
Series B, 1.20%, 06/01/2028	1,800,000	1,574,445
Yamhill County Hospital Authority, Series B-2, 2.13%, 11/15/2027	240,000	230,532
Total Oregon		2,083,872
PENNSYLVANIA—0.6%
Lehigh County Industrial Development Authority, Series A, 4.00%, 05/01/2031	680,000	641,018

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
SOUTH CAROLINA—1.9%
South Carolina Jobs-Economic Development Authority
Series A, 5.25%, 02/01/2027(b)(c)(d)(e)	$1,060,000	$ 106,000
Series A, 4.00%, 12/01/2029(b)	1,030,000	1,008,538
Series A, 5.00%, 12/01/2039(b)	795,000	800,192
Total South Carolina		1,914,730
TENNESSEE—0.2%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	195,000	203,375
TEXAS—11.6%
Arlington Higher Education Finance Corp.
Series A, 5.00%, 08/15/2028	80,000	81,230
Series A, 4.00%, 08/15/2029	75,000	72,679
Series A, 4.00%, 08/15/2030	80,000	76,966
Series A, 4.00%, 08/15/2031	90,000	85,874
VRDN, Series A, 4.88%, 06/15/2056(a)(b)	560,000	563,103
Calhoun County Navigation Industrial Development Authority, AMT, Series A, 3.63%, 07/01/2026(b)	4,000,000	3,729,832
Clifton Higher Education Finance Corp.
Series A, 6.00%, 06/15/2048(b)	1,000,000	998,644
Series A, 6.25%, 06/15/2053(b)	200,000	201,741
New Hope Cultural Education Facilities Finance Corp.
VRN, Series B, 2.00%, 11/15/2061(a)	722,622	274,244
Series B-3, 4.25%, 10/01/2026	2,000,000	1,969,745
Series D, 6.00%, 07/01/2026(c)(d)	95,000	28,500
Sunland Medical Foundation, 12.00%, 02/29/2024(d)(f)	2,499,739	2,499,739
Texas Private Activity Bond Surface Transportation Corp., 5.50%, 06/30/2043	1,150,000	1,230,568
Total Texas		11,812,865
UTAH—1.9%
Utah Charter School Finance Authority
Series A, 4.50%, 10/15/2028(b)	500,000	484,436
Series A, 3.25%, 06/15/2031(b)	535,000	456,123
VRDN, Series A, 4.63%, 10/15/2048(a)(b)	1,000,000	991,482
Total Utah		1,932,041
WASHINGTON—7.2%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	375,000	396,346
Shares or Principal Amount		Value

Washington State Housing Finance Commission
Series A, 4.00%, 07/01/2028(b)	$305,000	$ 279,309
Series A, 4.00%, 07/01/2029(b)	320,000	288,298
Series B-1, 2.50%, 07/01/2028(b)	4,375,000	3,907,931
Series B-2, 2.13%, 07/01/2027(b)	2,715,000	2,481,531
Total Washington		7,353,415
WISCONSIN—3.1%
Public Finance Authority
Series A, 5.13%, 07/15/2037(b)	600,000	601,958
Series A, 5.38%, 07/15/2047(b)	500,000	489,869
Series A-1, 6.00%, 01/01/2027(c)(d)	4,100,000	2,050,000
Total Wisconsin		3,141,827
Total Municipal Bonds		101,172,151
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	12,684	12,685
Total Short-Term Investment		12,685
Total Investments (Cost $112,688,090)—99.1%		101,184,836
Other Assets in Excess of Liabilities—0.9%		942,723
Net Assets—100.0%		$102,127,559

(a)	Variable rate security. The Fund has the right to sell the security back to the issuer for the unpaid principal amount plus interest accrued upon a short notice period. The rate shown is the effective interest rate as of January 31, 2024 and resets periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Security is in default.
(d)	Illiquid security.
(e)	Security is in forbearance as of January 31, 2024.
(f)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.

AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2024 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —96.3%
ALABAMA—4.8%
Chatom Industrial Development Board, VRDN, Series A, 4.00%, 08/01/2037(a)	$3,100,000	$ 3,100,000
Health Care Authority for Baptist Health, VRDN, Series B, 5.97%, 11/01/2042(a)	15,657,000	15,657,000
Industrial Development Board of the City of Mobile Alabama, Series A, 3.50%, 04/01/2031(a)	600,000	600,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2022-XM1062, 4.21%, 01/01/2053(a)(b)	5,000,000	5,000,000
Walker County Economic & Industrial Development Authority
VRDN, 3.50%, 08/01/2063(a)	3,400,000	3,400,000
VRDN, 3.70%, 08/01/2063(a)	3,200,000	3,200,000
West Jefferson Industrial Development Board, VRDN, 3.50%, 12/01/2038(a)	400,000	400,000
Total Alabama		31,357,000
ARIZONA—3.8%
Chandler Industrial Development Authority, VRDN, 5.00%, 06/01/2049(a)	12,500,000	12,531,095
Cochise County Pollution Control Corp., VRDN, 4.38%, 09/01/2024(a)	2,200,000	2,200,298
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 4.90%, 12/01/2035(a)	10,000,000	10,000,000
Total Arizona		24,731,393
ARKANSAS—3.9%
Arkansas Development Finance Authority, VRDN, Series B-4, 5.99%, 09/01/2044(a)	25,462,000	25,462,000
CALIFORNIA—5.3%
California Community Choice Financing Authority, Series C, 5.00%, 10/01/2024	290,000	291,374
California Infrastructure & Economic Development Bank, Series A, 3.95%, 01/01/2050(a)(b)	3,000,000	3,000,257
California Municipal Finance Authority
4.00%, 12/15/2042(a)(b)	3,500,000	3,497,782
VRDN, Series A, 4.70%, 07/01/2041(a)	3,000,000	2,999,959
VRDN, Series A, 4.25%, 12/01/2044(a)	3,500,000	3,489,908
VRDN, Series B, 4.00%, 07/01/2051(a)	3,000,000	3,000,211
California Pollution Control Financing Authority, VRDN, 4.25%, 07/01/2043(a)(b)	3,000,000	2,999,274
California Statewide Communities Development Authority
(AGM), Series D, 4.00%, 07/01/2041(a)	2,675,000	2,675,000
(AGM), Series E, 4.00%, 07/01/2040(a)	11,200,000	11,200,000
(AGM), Series F, 4.00%, 07/01/2040(a)	1,275,000	1,275,000
Total California		34,428,765
COLORADO—0.2%
E-470 Public Highway Authority, FRN, Series B, 3.91%, 09/01/2039(a)	1,500,000	1,496,534
CONNECTICUT—1.0%
City of West Haven, Series B, 5.13%, 02/15/2024(b)	6,555,000	6,555,974
Shares or Principal Amount		Value

FLORIDA—2.3%
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 5.44%, 09/01/2032(a)	$10,000,000	$ 10,000,000
Miami-Dade County Industrial Development Authority
AMT, FRN, Series A, 4.93%, 11/01/2033(a)	3,000,000	2,986,889
AMT, FRN, Series B, 4.93%, 11/01/2048(a)	2,000,000	1,991,259
Total Florida		14,978,148
GEORGIA—2.7%
Bartow County Development Authority, VRDN, 3.70%, 11/01/2062(a)	4,200,000	4,200,000
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 5.29%, 08/01/2033(a)(b)	7,000,000	7,000,000
Development Authority of Burke County, VRDN, 3.70%, 11/01/2052(a)	6,400,000	6,400,000
Total Georgia		17,600,000
ILLINOIS—1.5%
Tender Option Bond Trust Receipts/Certificates, (AGM), Series 2022-XM1038, 4.80%, 01/01/2030(a)(b)	10,000,000	10,000,000
INDIANA—4.0%
Indiana Finance Authority, VRDN, 4.00%, 08/01/2030(a)	26,400,000	26,400,000
IOWA—4.6%
Iowa Finance Authority, VRDN, Series B, 3.82%, 12/01/2046(a)	30,000,000	30,000,000
KANSAS—0.7%
City of Seneca, 5.00%, 09/01/2025	4,330,000	4,364,879
KENTUCKY—5.8%
County of Meade
AMT, VRDN, Series A-1, 4.21%, 08/01/2061(a)	23,900,000	23,900,000
AMT, VRDN, Series B-1, 4.05%, 08/01/2061(a)	100,000	100,000
Kentucky Public Energy Authority, VRDN, Series A, 4.00%, 04/01/2048(a)	14,000,000	14,018,498
Total Kentucky		38,018,498
MARYLAND—7.6%
Maryland Industrial Development Financing Authority, VRDN, 5.64%, 03/01/2030(a)	49,905,000	49,905,000
MICHIGAN—0.1%
Michigan Strategic Fund, AMT, VRDN, 0.58%, 08/01/2027(a)	500,000	490,945
MINNESOTA—2.3%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.70%, 03/20/2024(a)(b)	15,000,000	15,000,000
MISSISSIPPI—10.1%
Mississippi Business Finance Corp.
VRDN, 3.65%, 12/01/2027(a)	4,600,000	4,600,000
VRDN, Series MISS, 3.70%, 11/01/2052(a)	100,000	100,000
VRDN, Series A, 5.70%, 11/01/2032(a)	61,150,000	61,150,000
Total Mississippi		65,850,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2024 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
MISSOURI—1.4%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	$9,000,000	$ 8,964,253
NEVADA—0.6%
State of Nevada Department of Business & Industry
4.00%, 01/01/2050(a)(b)	1,500,000	1,500,018
VRDN, Series 2001, 4.50%, 12/01/2026(a)(b)	2,200,000	2,200,157
Total Nevada		3,700,175
NEW JERSEY—1.9%
City of Camden, 4.50%, 04/26/2024	2,275,000	2,277,627
Township of Belleville, 5.00%, 07/10/2024	10,000,000	10,046,539
Total New Jersey		12,324,166
NEW YORK—6.5%
City of Elmira City, 4.00%, 05/01/2024	675,000	675,869
City of Long Beach, Series A, 4.00%, 02/16/2024	10,000,000	9,999,446
City of New York
(AGC), Series C-4, 3.80%, 10/01/2027(a)	4,425,000	4,425,000
(AGM), Series J-2, 4.44%, 06/01/2036(a)	2,350,000	2,350,000
(AGM), Series J-3, 5.05%, 06/01/2036(a)	8,950,000	8,950,000
Metropolitan Transportation Authority, FRN, Series D-1, 3.89%, 11/01/2035(a)	4,220,000	4,217,657
Town of Clarendon, 5.75%, 04/18/2024	1,629,600	1,634,058
Village of Johnson City, Series C, 4.50%, 09/27/2024	10,000,000	10,022,154
Total New York		42,274,184
NORTH CAROLINA—0.1%
Fayetteville State University
(AGM), 5.00%, 04/01/2024	425,000	425,840
(AGM), 5.00%, 04/01/2026	470,000	487,174
Total North Carolina		913,014
OHIO—0.1%
State of Ohio, VRDN, Series B, 4.85%, 01/15/2049(a)	1,000,000	1,000,000
OKLAHOMA—1.5%
Oklahoma Development Finance Authority, VRDN, Series B, 5.19%, 08/15/2031(a)	9,735,000	9,735,000
PENNSYLVANIA—13.5%
Central Bradford Progress Authority, VRDN, Series D, 5.17%, 12/01/2041(a)	23,030,000	23,030,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 5.20%, 09/01/2050(a)	2,200,000	2,200,000
Pennsylvania Economic Development Financing Authority
VRDN, 4.88%, 08/01/2045(a)	7,000,000	7,000,000
VRDN, Series A, 4.00%, 04/01/2034(a)	3,000,000	3,000,088
VRDN, Series B, 3.75%, 12/01/2030(a)	1,000,000	999,698
VRDN, Series C, 4.90%, 12/01/2037(a)	30,000,000	30,000,000
Shares or Principal Amount		Value

Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 5.20%, 09/01/2045(a)	$18,500,000	$ 18,500,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 5.21%, 09/01/2050(a)	3,200,000	3,200,000
Total Pennsylvania		87,929,786
SOUTH CAROLINA—3.5%
County of Berkeley, VRDN, Series A, 4.35%, 03/01/2029(a)	4,105,000	4,105,000
South Carolina Jobs-Economic Development Authority, VRDN, Series C, 5.23%, 05/01/2048(a)	18,825,000	18,825,000
Total South Carolina		22,930,000
TENNESSEE—0.0%
Metropolitan Government Nashville & Davidson County Industrial Development Board, VRDN, 0.58%, 08/01/2031(a)	350,000	342,827
TEXAS—4.4%
City of Houston Hotel Occupancy Tax & Special Revenue, 4.00%, 09/01/2025	425,000	430,154
Mission Economic Development Corp.
VRDN, 4.90%, 01/01/2026(a)	4,000,000	4,000,000
AMT, FRN, Series A, 4.90%, 05/01/2050(a)	1,000,000	1,000,000
VRDN, Series B, 4.50%, 07/01/2040(a)	3,000,000	2,999,873
Port of Corpus Christi Authority of Nueces County
VRDN, 4.20%, 01/01/2030(a)(b)	1,200,000	1,200,000
VRDN, Series A, 4.15%, 07/01/2029(a)(b)	1,700,000	1,700,000
Port of Port Arthur Navigation District, VRDN, 4.00%, 04/01/2040(a)	2,650,000	2,650,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2021-MS0002, 2.20%, 06/15/2056(a)(b)	7,000,000	7,000,000
Texas Department of Housing & Community Affairs, VRN, (HUD SECT 8), 4.00%, 06/01/2038(a)	3,000,000	3,000,272
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2024	3,100,000	3,123,874
5.00%, 12/15/2025	1,500,000	1,526,348
Total Texas		28,630,521
VIRGINIA—0.2%
Charles City County Economic Development Authority, VRDN, Series A, 3.95%, 08/01/2027(a)	1,250,000	1,247,966
WASHINGTON—1.0%
Tender Option Bond Trust Receipts/Certificates, Series 2015-XF0150, 4.75%, 10/01/2042(a)(b)	6,415,000	6,415,000
WEST VIRGINIA—0.3%
West Virginia Hospital Finance Authority, VRDN, Series E, 5.16%, 06/01/2033(a)	1,835,000	1,835,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2024 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN—0.6%
Wisconsin Health & Educational Facilities Authority
VRDN, Series A, 6.23%, 02/15/2053(a)	$2,000,000	$ 2,000,000
VRDN, Series C, 6.23%, 02/15/2053(a)	2,000,000	2,000,000
Total Wisconsin		4,000,000
Total Municipal Bonds		628,881,028
SHORT-TERM INVESTMENT—2.6%
BlackRock Liquidity Funds MuniCash, Institutional shares	17,325,097	17,326,830
Total Short-Term Investment		17,326,830
Total Investments (Cost $646,374,083)—98.9%		646,207,858
Other Assets in Excess of Liabilities—1.1%		7,154,331
Net Assets—100.0%		$653,362,189

(a)	Variable rate security. The Fund has the right to sell the security back to the issuer for the unpaid principal amount plus interest accrued upon a short notice period. The rate shown is the effective interest rate as of January 31, 2024 and resets periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AMT	Alternative Minimum Tax
FRN	Floating Rate Note
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars .
a.    Security Valuation:
The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Inc. ("abrdn" or the "Adviser") as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the
42

Notes to Statement of Investments  (concluded)
January 31, 2024 (unaudited)

Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
43